AB Global High Income Fund

Portfolio of Investments

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 33.9%
Industrial – 27.7%
Basic – 2.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$141,105
Alcoa Nederland Holding BV 6.125%, 05/15/2028(a)		289	296,403
Arconic Corp. 6.125%, 02/15/2028(a)		334	335,290
Ashland LLC 4.75%, 08/15/2022		48	50,499
Axalta Coating Systems LLC 4.875%, 08/15/2024(a)		516	522,305
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	350,875
Berry Global, Inc. 5.50%, 05/15/2022		105	105,130
CF Industries, Inc. 4.95%, 06/01/2043		620	668,939
5.375%, 03/15/2044		747	808,605
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		107	103,686
9.875%, 10/17/2025(a)		1,169	1,223,832
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	767,604
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		336	286,361
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		1,028	1,029,359
5.125%, 03/15/2023(a)		69	71,130
Freeport-McMoRan, Inc. 5.45%, 03/15/2043		1,394	1,370,272
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		1,290	1,283,881
Hecla Mining Co. 7.25%, 02/15/2028		1,328	1,348,074
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		260	271,059
Joseph T Ryerson & Son, Inc. 11.00%, 05/15/2022(a)		2,450	2,500,866
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		277	287,380
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	846	968,249
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)	U.S.$	2,857	0
Novelis Corp. 5.875%, 09/30/2026(a)		1,523	1,520,875

	Principal Amount (000)		U.S. $ Value

OCI NV 5.00%, 04/15/2023(a)	EUR	1,300	$1,470,586
6.625%, 04/15/2023(a)	U.S.$	1,061	1,073,918
Olin Corp. 5.625%, 08/01/2029		1,187	1,092,351
Peabody Energy Corp. 6.00%, 03/31/2022(a)		438	284,798
PolyOne Corp. 5.75%, 05/15/2025(a)		400	411,709
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		717	720,543
Sealed Air Corp. 6.875%, 07/15/2033(a)		407	481,419
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	276,533
SPCM SA 4.875%, 09/15/2025(a)		975	986,319
Starfruit Finco BV/Starfruit US Holdco LLC 6.50%, 10/01/2026(a)	EUR	1,010	1,134,758
8.00%, 10/01/2026(a)	U.S.$	171	175,718
United States Steel Corp. 12.00%, 06/01/2025(a)		1,376	1,409,984
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,673,626
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		413	418,342
5.625%, 10/01/2024(a)		386	406,417

			28,328,800

Capital Goods – 2.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	939	1,011,681
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	1,039	1,029,587
Bombardier, Inc. 5.75%, 03/15/2022(a)		932	688,508
7.50%, 12/01/2024-03/15/2025(a)		2,404	1,565,901
7.875%, 04/15/2027(a)		386	251,601
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	25,684
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	537,845
Colfax Corp. 6.00%, 02/15/2024(a)		194	200,104
6.375%, 02/15/2026(a)		207	216,315
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		348	341,089
EnerSys 4.375%, 12/15/2027(a)		935	927,663

	Principal Amount (000)		U.S. $ Value

F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)	U.S.$	957	$728,108
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,183,912
GFL Environmental, Inc. 7.00%, 06/01/2026(a)		651	678,609
8.50%, 05/01/2027(a)		465	505,718
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	495,636
Griffon Corp. 5.75%, 03/01/2028		1,760	1,739,480
5.75%, 03/01/2028(a)		227	226,211
Harsco Corp. 5.75%, 07/31/2027(a)		297	298,222
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	122,867
Liberty Tire Recycling LLC 9.50%, 01/15/2023(b) (e) (g)		673	673,320
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		1,050	1,032,304
7.25%, 04/15/2025(a)		264	239,033
Moog, Inc. 4.25%, 12/15/2027(a)		373	363,807
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)		700	632,474
5.375%, 05/01/2026(a)		402	402,322
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		141	147,638
Terex Corp. 5.625%, 02/01/2025(a)		262	240,481
TransDigm, Inc. 6.25%, 03/15/2026(a)		556	554,366
6.50%, 07/15/2024		1,529	1,461,339
8.00%, 12/15/2025(a)		820	861,320
Triumph Group, Inc. 6.25%, 09/15/2024(a)		135	114,750
7.75%, 08/15/2025		967	736,490
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	110,403
5.50%, 08/15/2026(a)	U.S.$	227	230,863
8.50%, 08/15/2027(a)		382	408,065
Vertical US Newco, Inc. 5.25%, 07/15/2027		1,006	1,006,000
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		720	759,067
7.25%, 06/15/2028(a)		532	563,849

			23,312,632

Communications - Media – 3.5%
Altice Financing SA 7.50%, 05/15/2026(a)		1,782	1,866,815

	Principal Amount (000)		U.S. $ Value

Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	$224,834
5.375%, 03/01/2025(a)	U.S.$	420	409,441
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/2028(a)		65	67,127
5.125%, 05/01/2027(a)		551	570,022
5.375%, 05/01/2025(a)		74	75,991
5.75%, 02/15/2026(a)		371	384,608
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		908	872,038
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,502	1,560,035
5.50%, 05/15/2026(a)		200	205,832
6.625%, 10/15/2025(a)		274	284,617
7.50%, 04/01/2028(a)		941	1,026,655
10.875%, 10/15/2025(a)		765	822,518
DISH DBS Corp. 5.00%, 03/15/2023		178	177,802
5.875%, 11/15/2024		2,291	2,279,651
6.75%, 06/01/2021		333	339,232
Gray Television, Inc. 5.125%, 10/15/2024(a)		987	985,308
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	55,435
5.25%, 08/15/2027(a)		285	273,031
6.375%, 05/01/2026		111	110,988
8.375%, 05/01/2027		202	184,856
Lamar Media Corp. 4.875%, 01/15/2029(a)		147	148,581
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,489	2,494,938
Liberty Interactive LLC 3.75%, 02/15/2030(h)		876	596,053
Meredith Corp. 6.875%, 02/01/2026		2,472	2,066,000
National CineMedia LLC 5.875%, 04/15/2028(a)		623	521,267
Netflix, Inc. 4.375%, 11/15/2026		1,502	1,562,919
4.875%, 04/15/2028		1,171	1,249,496
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		580	529,942
Radiate Holdco LLC/Radiate Finance, Inc. 6.875%, 02/15/2023(a)		451	457,831
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		639	605,479
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		810	747,900
Sirius XM Radio, Inc. 5.00%, 08/01/2027(a)		390	398,060
5.50%, 07/01/2029(a)		25	26,319

	Principal Amount (000)		U.S. $ Value

Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	$1,492,980
TEGNA, Inc. 5.00%, 09/15/2029(a)	U.S.$	830	777,256
5.50%, 09/15/2024(a)		162	164,836
Univision Communications, Inc. 5.125%, 05/15/2023-02/15/2025(a)		1,536	1,533,090
6.625%, 06/01/2027(a)		1,593	1,520,937
9.50%, 05/01/2025(a)		309	330,663
UPC Holding BV 5.50%, 01/15/2028(a)		2,223	2,128,324
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	993,647
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	296,682
6.00%, 01/15/2027(a)		815	824,194
Ziggo BV 5.50%, 01/15/2027(a)		1,644	1,660,450

			35,904,680

Communications - Telecommunications – 2.1%
Altice France SA/France 7.375%, 05/01/2026(a)		2,272	2,364,866
8.125%, 02/01/2027(a)		465	506,932
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		1,501	1,485,740
7.50%, 10/15/2026(a)		395	400,714
CenturyLink, Inc. Series T 5.80%, 03/15/2022		78	80,146
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,321	1,248,741
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	564,659
9.375%, 06/17/2023(a)	U.S.$	895	902,410
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		730	761,484
7.625%, 06/15/2021		1,383	1,425,239
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (i)		1,675	961,964
Intrado Corp. 8.50%, 10/15/2025(a)		748	595,855
Level 3 Financing, Inc. 5.25%, 03/15/2026		164	168,443
5.375%, 08/15/2022-01/15/2024		1,139	1,145,953
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027(a)		596	591,738
Sprint Capital Corp. 8.75%, 03/15/2032		83	118,716
Sprint Corp. 7.625%, 03/01/2026		184	217,321
7.875%, 09/15/2023		536	604,290

	Principal Amount (000)		U.S. $ Value

T-Mobile USA, Inc. 4.75%, 02/01/2028	U.S.$	39	$41,197
6.00%, 03/01/2023		743	747,472
6.375%, 03/01/2025		655	671,823
Telecom Italia Capital SA 7.20%, 07/18/2036		483	571,179
7.721%, 06/04/2038		1,784	2,243,331
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		499	474,533
6.125%, 03/01/2028(a)		2,125	2,065,602

			20,960,348

Consumer Cyclical - Automotive – 2.2%
Adient US LLC 9.00%, 04/15/2025(a)		989	1,065,099
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		489	508,814
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		974	956,923
6.875%, 07/01/2028		984	974,101
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		210	216,514
8.50%, 05/15/2027(a)		1,939	1,951,258
Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026(a)		540	342,741
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	110,660
Dana, Inc. 5.375%, 11/15/2027		109	108,872
5.625%, 06/15/2028		182	180,540
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		688	639,569
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (e) (g) (i)		3,583	358,320
(First Lien) 11.00%, 10/31/2024(b) (c) (e) (g) (i)		1,207	0
Ford Motor Co. 8.50%, 04/21/2023		2,591	2,739,485
9.00%, 04/22/2025		720	778,360
Ford Motor Credit Co. LLC 3.021%, 03/06/2024	EUR	536	576,603
3.087%, 01/09/2023	U.S.$	200	190,566
3.096%, 05/04/2023		200	189,460
3.219%, 01/09/2022		227	220,758
4.14%, 02/15/2023		200	195,660
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)	EUR	1,083	1,006,472
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)		284	317,578
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		338	373,284
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	305	309,876

	Principal Amount (000)		U.S. $ Value

6.25%, 06/01/2025(a)	U.S.$	409	$414,500
Navistar International Corp. 6.625%, 11/01/2025(a)		718	680,768
9.50%, 05/01/2025(a)		1,167	1,254,244
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	300	306,609
5.00%, 07/15/2026	U.S.$	2,174	1,479,741
Tesla, Inc. 5.30%, 08/15/2025(a)		599	598,964
Titan International, Inc. 6.50%, 11/30/2023		862	563,916
Truck Hero, Inc. 8.50%, 04/21/2024(a)		792	791,872
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		1,421	1,439,226

			21,841,353

Consumer Cyclical - Entertainment – 0.6%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		180	56,899
5.875%, 11/15/2026		1,540	491,709
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		2,191	2,199,973
Mattel, Inc. 5.875%, 12/15/2027(a)		802	826,521
6.75%, 12/31/2025(a)		114	118,241
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		991	1,005,081
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	434,946
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		302	315,877
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,061	798,909

			6,248,156

Consumer Cyclical - Other – 2.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	784,610
Beazer Homes USA, Inc. 5.875%, 10/15/2027		419	400,211
6.75%, 03/15/2025		1,228	1,220,146
Boyd Gaming Corp. 4.75%, 12/01/2027(a)		390	335,422
8.625%, 06/01/2025(a)		539	563,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		1,097	915,011
6.25%, 09/15/2027(a)		995	950,937
Caesars Entertainment Corp. 5.00%, 10/01/2024(h)		121	203,461

	Principal Amount (000)		U.S. $ Value

Cirsa Finance International SARL 7.875%, 12/20/2023(a)	U.S.$	778	$722,165
Colt Merger Sub, Inc. 6.25%, 07/01/2025(a)		1,201	1,196,876
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	1,883,830
Forestar Group, Inc. 5.00%, 03/01/2028(a)		411	396,940
8.00%, 04/15/2024(a)		590	610,503
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		25	24,618
5.375%, 05/01/2025(a)		229	228,043
5.75%, 05/01/2028(a)		246	249,293
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	293,637
International Game Technology PLC 5.25%, 01/15/2029(a)		1,499	1,465,364
6.25%, 02/15/2022(a)		562	567,596
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		352	224,218
KB Home 7.00%, 12/15/2021		536	563,089
7.50%, 09/15/2022		494	536,750
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		773	789,447
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		1,250	1,263,273
Mattamy Group Corp. 4.625%, 03/01/2030(a)		1,244	1,199,396
5.25%, 12/15/2027(a)		471	469,503
MGM Resorts International 5.50%, 04/15/2027		668	645,620
5.75%, 06/15/2025		30	29,764
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		426	395,023
7.00%, 05/15/2028(a)		172	137,325
7.25%, 11/15/2029(a)		172	138,008
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		450	425,740
6.125%, 04/01/2025(a)		794	805,026
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		941	990,758
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,757,762
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	528,441
5.875%, 06/15/2027(a)		628	652,165

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)	U.S.$	875	$899,063
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(a)		657	624,221
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		839	780,203
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(a)		25	24,289
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		45	38,905
5.50%, 03/01/2025(a)		736	676,269
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	249,334

			27,855,755

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		520	509,652
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		857	613,609
8.75%, 10/01/2025(a)		708	416,429
IRB Holding Corp. 6.75%, 02/15/2026(a)		453	432,900
7.00%, 06/15/2025(a)		601	618,931
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		465	501,489

			3,093,010

Consumer Cyclical - Retailers – 1.2%
Asbury Automotive Group, Inc. 4.50%, 03/01/2028(a)		182	176,576
4.75%, 03/01/2030(a)		112	109,215
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		142	148,023
Dufry One BV 2.50%, 10/15/2024(a)	EUR	227	213,265
L Brands, Inc. 5.25%, 02/01/2028	U.S.$	116	91,694
5.625%, 10/15/2023		419	396,284
6.75%, 07/01/2036		322	268,184
6.875%, 07/01/2025(a)		158	163,241
6.875%, 11/01/2035		743	619,515
7.50%, 06/15/2029		107	94,042
7.60%, 07/15/2037		1,000	678,812
9.375%, 07/01/2025(a)		272	272,361
Levi Strauss & Co. 5.00%, 05/01/2025		1,150	1,170,941
Murphy Oil USA, Inc. 5.625%, 05/01/2027		69	71,526

	Principal Amount (000)		U.S. $ Value

Penske Automotive Group, Inc. 5.50%, 05/15/2026	U.S.$	165	$165,348
5.75%, 10/01/2022		89	89,333
PetSmart, Inc. 7.125%, 03/15/2023(a)		2,360	2,326,550
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,462	1,466,263
Sonic Automotive, Inc. 6.125%, 03/15/2027		817	819,224
Staples, Inc. 7.50%, 04/15/2026(a)		842	663,169
10.75%, 04/15/2027(a)		1,431	849,087
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		639	625,194
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	451,262

			11,929,109

Consumer Non-Cyclical – 3.1%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		881	887,694
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023(a)		636	600,303
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	614,966
4.875%, 02/15/2030(a)		424	435,373
5.75%, 03/15/2025		701	716,000
6.625%, 06/15/2024		1,385	1,428,813
Avantor, Inc. 9.00%, 10/01/2025(a)		553	594,119
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		767	817,861
Bausch Health Cos., Inc. 5.50%, 03/01/2023(a)		296	296,000
6.125%, 04/15/2025(a)		507	513,689
7.25%, 05/30/2029(a)		254	266,671
9.00%, 12/15/2025(a)		336	362,350
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(a)		416	424,203
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		72	74,967
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		1,368	1,287,559
8.125%, 06/30/2024(a)		635	429,325
DaVita, Inc. 5.00%, 05/01/2025		1,034	1,057,166
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(a)		920	593,400
9.50%, 07/31/2027(a)		667	705,486
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		1,208	594,878

	Principal Amount (000)		U.S. $ Value

Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(a)	U.S.$	461	$419,246
HCA, Inc. 5.875%, 02/15/2026		110	120,569
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	782	885,166
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(a)	U.S.$	405	386,432
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(a)		407	422,189
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)		125	19,015
5.625%, 10/15/2023(a)		311	60,530
MEDNAX, Inc. 5.25%, 12/01/2023(a)		221	219,775
6.25%, 01/15/2027(a)		345	345,043
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(a)		1,118	1,039,628
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		297	304,649
Post Holdings, Inc. 4.625%, 04/15/2030(a)		821	804,973
5.00%, 08/15/2026(a)		410	411,943
5.625%, 01/15/2028(a)		798	824,077
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,506,503
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		2,775	2,862,520
Spectrum Brands, Inc. 4.00%, 10/01/2026(a)	EUR	530	581,170
6.125%, 12/15/2024	U.S.$	361	371,285
Sunshine Mid BV 6.50%, 05/15/2026(a) (j)	EUR	823	913,518
Synlab Unsecured Bondco PLC 8.25%, 07/01/2023(a)		700	805,187
Tenet Healthcare Corp. 6.75%, 06/15/2023	U.S.$	1,903	1,888,334
7.00%, 08/01/2025		119	115,963
8.125%, 04/01/2022		682	714,583
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	814,593
Vizient, Inc. 6.25%, 05/15/2027(a)		222	232,564
West Street Merger Sub, Inc. 6.375%, 09/01/2025(a)		1,660	1,610,005

			31,380,283

Energy – 3.2%
Antero Resources Corp. 5.125%, 12/01/2022		484	349,610

	Principal Amount (000)		U.S. $ Value

Apache Corp. 5.35%, 07/01/2049	U.S.$	1,585	$1,262,620
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		140	108,503
Callon Petroleum, Co. 6.25%, 04/15/2023		296	112,605
8.25%, 07/15/2025		301	109,723
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020(h) (k)		2,948	442,232
Cheniere Energy Partners LP 5.25%, 10/01/2025		730	727,416
Cheniere Energy, Inc. 4.875%, 05/28/2021(a) (e) (f) (h)		603	608,849
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		677	674,854
7.00%, 06/15/2025(a)		1,739	1,740,985
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		1,015	919,594
Denbury Resources, Inc. 7.75%, 02/15/2024(a)		824	311,172
9.25%, 03/31/2022(a)		384	149,836
Diamond Offshore Drilling, Inc. 7.875%, 08/15/2025(c) (i)		2,725	272,500
EnLink Midstream Partners LP 4.40%, 04/01/2024		67	55,728
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(c) (i)		1,552	144
7.75%, 05/15/2026(a) (c) (i)		631	146,309
8.00%, 02/15/2025(a) (c) (i)		228	2
9.375%, 05/01/2024(a) (c) (i)		887	152
EQT Corp. 3.90%, 10/01/2027		1,215	987,913
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	362,034
6.25%, 05/15/2026		222	190,902
6.50%, 10/01/2025		820	704,310
7.75%, 02/01/2028		106	93,280
Global Partners LP/GLP Finance Corp. 7.00%, 08/01/2027		485	448,791
Gulfport Energy Corp. 6.00%, 10/15/2024		481	249,333
6.375%, 05/15/2025-01/15/2026		2,959	1,445,652
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		1,587	1,572,123
HighPoint Operating Corp. 7.00%, 10/15/2022		227	55,939
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(a)		1,041	865,461
Indigo Natural Resources LLC 6.875%, 02/15/2026(a)		547	508,026
Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)		679	539,384

	Principal Amount (000)		U.S. $ Value

Nabors Industries Ltd. 7.25%, 01/15/2026(a)	U.S.$	478	$298,440
7.50%, 01/15/2028(a)		476	293,973
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,455	1,211,396
Noble Holding International Ltd. 5.25%, 03/15/2042		191	4,075
6.20%, 08/01/2040		276	3,885
7.75%, 01/15/2024		190	3,908
7.95%, 04/01/2025		375	8,928
Occidental Petroleum Corp. 2.70%, 02/15/2023		665	612,213
2.90%, 08/15/2024		449	383,716
3.40%, 04/15/2026		109	89,193
3.50%, 06/15/2025		599	506,942
8.50%, 07/15/2027		184	184,531
8.875%, 07/15/2030		184	184,129
Parkland Corp./Canada 6.00%, 04/01/2026(a)		1,147	1,179,512
PDC Energy, Inc. 5.75%, 05/15/2026		633	575,617
6.125%, 09/15/2024		1,185	1,115,435
QEP Resources, Inc. 5.25%, 05/01/2023		818	556,017
Range Resources Corp. 5.00%, 08/15/2022-03/15/2023		273	242,659
5.875%, 07/01/2022		37	34,212
SandRidge Energy, Inc. 7.50%, 02/15/2023(b) (c) (e)		865	0
8.125%, 10/15/2022(b) (c) (e)		2,076	0
SM Energy Co. 5.00%, 01/15/2024		525	287,143
5.625%, 06/01/2025		546	289,407
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		779	756,626
5.875%, 03/15/2028		964	960,158
6.00%, 04/15/2027		35	35,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125%, 02/01/2025		157	150,964
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		790	740,203
Transocean, Inc. 6.80%, 03/15/2038		1,188	326,712
7.25%, 11/01/2025(a)		359	200,237
7.50%, 01/15/2026(a)		762	415,315
Vantage Drilling International 7.125%, 04/01/2023(b) (c) (e)		1,283	0
7.50%, 11/01/2019(b) (c) (d) (e)		2,176	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		2,755	1,659,680
Western Midstream Operating LP 3.10%, 02/01/2025		569	541,201
3.95%, 06/01/2025		264	247,654

	Principal Amount (000)		U.S. $ Value

4.00%, 07/01/2022	U.S.$	277	$276,266
4.05%, 02/01/2030		603	580,029
4.50%, 03/01/2028		637	603,152
4.75%, 08/15/2028		453	434,303
5.45%, 04/01/2044		193	160,892
Whiting Petroleum Corp. 6.25%, 04/01/2023(c) (i)		483	83,835
6.625%, 01/15/2026(c) (i)		477	84,994

			32,338,565

Industrial Other – 0.0%
Vertical Holdco GmbH 7.625%, 07/15/2028		465	465,000

Other Industrial – 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		903	876,748
H&E Equipment Services, Inc. 5.625%, 09/01/2025		437	442,537
IAA, Inc. 5.50%, 06/15/2027(a)		315	325,647
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		483	475,282
Laureate Education, Inc. 8.25%, 05/01/2025(a)		839	872,395

			2,992,609

Services – 1.7%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	83,717
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		312	327,423
9.75%, 07/15/2027(a)		2,083	2,194,495
Aptim Corp. 7.75%, 06/15/2025(a)		927	352,261
APX Group, Inc. 6.75%, 02/15/2027(a)		265	248,141
7.875%, 12/01/2022		911	906,033
Aramark Services, Inc. 5.00%, 02/01/2028(a)		654	621,187
6.375%, 05/01/2025(a)		569	587,514
Carlson Travel, Inc. 6.75%, 12/15/2023(g)		782	509,783
Carriage Services, Inc. 6.625%, 06/01/2026(a)		698	733,256
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	478	439,239
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	1,474	1,560,294
Gartner, Inc. 4.50%, 07/01/2028(a)		512	517,182
5.125%, 04/01/2025(a)		482	493,460

	Principal Amount (000)		U.S. $ Value

Korn Ferry 4.625%, 12/15/2027(a)	U.S.$	586	$568,420
Monitronics International, Inc. Zero Coupon, 04/01/2020(b) (c) (d) (e)		958	0
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)		549	547,019
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		25	25,602
6.25%, 01/15/2028(a)		1,595	1,503,691
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026(a)		273	289,332
8.25%, 11/15/2026(a)		1,150	1,244,789
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		366	376,250
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		300	275,899
5.375%, 04/15/2023(a)		656	618,802
9.25%, 04/15/2025(a)		378	397,984
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		1,775	1,912,389

			17,334,162

Technology – 1.0%
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		2,181	2,197,072
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		681	685,313
CommScope, Inc. 5.50%, 03/01/2024(a)		570	577,123
6.00%, 03/01/2026(a)		500	512,325
8.25%, 03/01/2027(a)		471	483,799
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		187	193,994
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		612	614,847
NCR Corp. 5.75%, 09/01/2027(a)		295	294,617
6.125%, 09/01/2029(a)		227	226,617
8.125%, 04/15/2025(a)		352	373,234
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	95,753
8.25%, 02/01/2028(a)		154	153,666
Rackspace Hosting, Inc. 8.625%, 11/15/2024(a)		55	55,099
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	104,317
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		1,941	1,974,760
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023(a)		964	955,445

	Principal Amount (000)		U.S. $ Value

10.50%, 02/01/2024(a) (j)	U.S.$	662	$574,673

			10,072,654

Transportation - Services – 0.6%
Algeco Global Finance PLC 8.00%, 02/15/2023(a)		1,821	1,747,278
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		270	206,284
10.50%, 05/15/2025(a)		667	745,192
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		881	885,321
Hertz Corp. (The) 5.50%, 10/15/2024(a) (c) (i)		845	262,954
6.00%, 01/15/2028(a) (c) (i)		715	223,242
7.125%, 08/01/2026(a) (c) (i)		84	26,219
United Rentals North America, Inc. 5.50%, 05/15/2027		418	432,710
6.50%, 12/15/2026		25	26,255
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		498	504,245
6.75%, 08/15/2024(a)		962	1,007,711

			6,067,411

			280,124,527

Financial Institutions – 5.6%
Banking – 2.2%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		923	829,597
Allied Irish Banks PLC Series E 7.375%, 12/03/2020(a) (l)	EUR	871	988,354
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022-09/24/2023(a) (l)		1,800	1,967,364
Series 9 6.50%, 03/05/2025(l)	U.S.$	1,200	1,159,095
Banco Santander SA 6.75%, 04/25/2022(a) (l)	EUR	2,000	2,304,816
Citizens Financial Group, Inc. Series B 6.00%, 07/06/2023(l)	U.S.$	970	857,926
Credit Suisse Group AG 6.25%, 12/18/2024(a) (l)		1,404	1,466,693
6.375%, 08/21/2026(a) (l)		1,290	1,309,459
7.50%, 07/17/2023(a) (l)		1,820	1,876,796
Discover Financial Services Series D 6.125%, 06/23/2025(l)		3,470	3,573,016
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		331	337,641
5.71%, 01/15/2026(a)		1,232	1,299,009

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 8.00%, 09/29/2025(a) (l)	U.S.$	2,608	$2,903,997
UniCredit SpA 9.25%, 06/03/2022(a) (l)	EUR	1,554	1,855,124

			22,728,887

Brokerage – 0.3%
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(c) (d)	U.S.$	1,690	19,435
LPL Holdings, Inc. 5.75%, 09/15/2025(a)		1,542	1,561,558
NFP Corp. 6.875%, 07/15/2025(a)		167	164,696
7.00%, 05/15/2025(a)		502	527,100
8.00%, 07/15/2025(a)		1,008	997,197

			3,269,986

Finance – 0.9%
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	753,831
Compass Group Diversified Holdings LLC 8.00%, 05/01/2026(a)		162	165,243
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		2,426	1,940,529
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,273	1,147,631
goeasy Ltd. 5.375%, 12/01/2024(a)		869	864,470
ILFC E-Capital Trust II 3.27% (H15T 30 Year + 1.80%), 12/21/2065(a) (m)		2,000	1,039,446
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(a)		718	681,154
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	400,325
Navient Corp. 6.50%, 06/15/2022	U.S.$	358	351,648
SLM Corp. 5.125%, 04/05/2022		605	597,474
Springleaf Finance Corp. 6.875%, 03/15/2025		735	755,165
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		890	747,236

			9,444,152

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,421,451
10.125%, 08/01/2026(a)		1,086	1,168,241

	Principal Amount (000)		U.S. $ Value

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)	U.S.$	1,943	$1,929,148
Ardonagh Midco 2 PLC 11.50%, 01/15/2027(a)		1,504	1,497,038
Genworth Holdings, Inc. 7.625%, 09/24/2021		958	894,436
HUB International Ltd. 7.00%, 05/01/2026(a)		292	291,174
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (f)		3,010	2,648,345

			9,849,833

Other Finance – 0.4%
Intrum AB 2.75%, 07/15/2022(a)	EUR	298	316,389
3.00%, 09/15/2027(a)		360	337,789
3.125%, 07/15/2024(a)		489	497,972
3.50%, 07/15/2026(a)		260	255,596
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)	U.S.$	2,094	2,123,865

			3,531,611

REITS – 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		950	802,613
Diversified Healthcare Trust 6.75%, 12/15/2021		1,350	1,362,145
9.75%, 06/15/2025		953	1,024,227
GEO Group, Inc. (The) 6.00%, 04/15/2026		144	111,262
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		255	248,608
5.25%, 03/15/2028(a)		1,576	1,568,031
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027		991	1,025,185
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		1,794	1,674,177

			7,816,248

			56,640,717

Utility – 0.6%
Electric – 0.6%
Calpine Corp. 5.125%, 03/15/2028(a)		1,228	1,202,055
5.50%, 02/01/2024		564	565,212

	Principal Amount (000)		U.S. $ Value

NRG Energy, Inc. 6.625%, 01/15/2027	U.S.$	25	$26,186
7.25%, 05/15/2026		1,754	1,850,607
Talen Energy Supply LLC 6.50%, 06/01/2025		1,741	1,166,817
7.25%, 05/15/2027(a)		339	340,192
10.50%, 01/15/2026(a)		802	637,487
Texas Competitive/TCEH 11.50%, 10/01/2020(b) (c) (e)		626	0
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		625	641,303

			6,429,859

Total Corporates - Non-Investment Grade (cost $375,084,616)			343,195,103

CORPORATES - INVESTMENT GRADE – 17.2%
Industrial – 8.8%
Basic – 1.3%
Anglo American Capital PLC 3.625%, 09/11/2024(a)		200	209,685
4.75%, 04/10/2027(a)		637	710,114
5.375%, 04/01/2025(a)		584	660,458
ArcelorMittal SA 7.00%, 03/01/2041		362	415,670
7.25%, 10/15/2039		624	733,521
Arconic Corp. 6.00%, 05/15/2025(a)		774	800,273
Braskem America Finance Co. 7.125%, 07/22/2041(a)		944	965,429
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		2,544	2,327,570
Fresnillo PLC 5.50%, 11/13/2023(a)		306	330,480
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,597
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	302,544
Glencore Funding LLC 4.625%, 04/29/2024(a)		341	373,271
GUSAP III LP 4.25%, 01/21/2030(a)		616	606,760
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	420,619
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	389,449
Minsur SA 6.25%, 02/07/2024(a)		891	949,743
OCP SA 5.625%, 04/25/2024(a)		524	565,265
Suzano Austria GmbH 7.00%, 03/16/2047(a)		1,004	1,103,145

	Principal Amount (000)		U.S. $ Value

WestRock MWV LLC 7.95%, 02/15/2031	U.S.$	1,000	$1,416,437

			13,282,030

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 01/21/2021(l)		1,681	1,322,425
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	126,982
Textron Financial Corp. 2.127% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (m)		575	357,677

			1,807,084

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		392	438,320
Fox Corp. 3.05%, 04/07/2025		186	201,110
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		940	1,104,314
Omnicom Group, Inc. 4.20%, 06/01/2030		299	347,318
ViacomCBS, Inc. 4.75%, 05/15/2025		2,438	2,786,044

			4,877,106

Communications - Telecommunications – 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,340	1,451,239
5.152%, 03/20/2028(a)		1,340	1,547,398

			2,998,637

Consumer Cyclical - Automotive – 0.6%
General Motors Co. 4.875%, 10/02/2023		164	174,151
5.20%, 04/01/2045		337	326,195
6.125%, 10/01/2025		206	231,490
6.25%, 10/02/2043		116	122,118
6.75%, 04/01/2046		456	498,005
6.80%, 10/01/2027		292	340,162
General Motors Financial Co., Inc. 3.25%, 01/05/2023		90	91,830
3.50%, 11/07/2024		181	184,278
3.70%, 05/09/2023		199	204,656
3.95%, 04/13/2024		342	353,169
4.00%, 10/06/2026		30	30,928
4.15%, 06/19/2023		207	216,039
4.25%, 05/15/2023		200	208,641
4.30%, 07/13/2025		77	80,567
5.10%, 01/17/2024		117	125,336
5.20%, 03/20/2023		296	316,311

	Principal Amount (000)		U.S. $ Value

5.25%, 03/01/2026	U.S.$	130	$141,675
5.65%, 01/17/2029		270	304,016
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		654	668,037
Lear Corp. 3.50%, 05/30/2030		640	631,080
3.80%, 09/15/2027		391	395,944
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		54	52,966
2.80%, 01/13/2022(a)		48	47,320
3.45%, 03/15/2023(a)		74	73,624
3.875%, 09/21/2023(a)		258	258,048

			6,076,586

Consumer Cyclical - Entertainment – 0.9%
Carnival Corp. 11.50%, 04/01/2023(a)		3,391	3,678,992
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		1,315	1,351,162
11.50%, 06/01/2025(a)		2,370	2,476,650
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		1,409	1,327,937

			8,834,741

Consumer Cyclical - Other – 0.9%
James Hardie International Finance DAC 4.75%, 01/15/2025(a)		285	289,971
5.00%, 01/15/2028(a)		273	280,955
Lennar Corp. 4.75%, 11/29/2027		25	27,117
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		314	341,225
MDC Holdings, Inc. 6.00%, 01/15/2043		2,105	2,216,109
Owens Corning 7.00%, 12/01/2036		777	1,001,069
PulteGroup, Inc. 5.00%, 01/15/2027		48	51,357
5.50%, 03/01/2026		52	56,740
6.00%, 02/15/2035		500	576,096
7.875%, 06/15/2032		1,400	1,790,687
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	926,370
4.75%, 01/15/2028(a)		76	77,052
6.00%, 10/15/2025(a)		934	959,935
Toll Brothers Finance Corp. 4.875%, 03/15/2027		1,124	1,210,531

			9,805,214

Consumer Cyclical - Retailers – 0.1%
TJX Cos., Inc. (The) 3.50%, 04/15/2025		605	673,233

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 4.70%, 04/02/2027	U.S.$	712	$816,547
CVS Health Corp. 3.625%, 04/01/2027		85	95,794
4.78%, 03/25/2038		2,140	2,647,807
HCA, Inc. 4.50%, 02/15/2027		65	72,382
5.00%, 03/15/2024		330	366,559
5.25%, 06/15/2026		165	190,373
Sysco Corp. 5.65%, 04/01/2025		176	205,959
5.95%, 04/01/2030		106	133,203

			4,528,624

Energy – 1.5%
Cenovus Energy, Inc. 6.75%, 11/15/2039		67	65,750
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		683	777,846
Ecopetrol SA 5.875%, 05/28/2045		1,093	1,149,016
6.875%, 04/29/2030		1,035	1,186,369
Energy Transfer Operating LP 4.75%, 01/15/2026		806	879,524
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		546	584,631
Kinder Morgan, Inc. Series G 7.80%, 08/01/2031		1,066	1,445,644
Kinder Morgan, Inc./DE Series G 7.75%, 01/15/2032		328	461,741
Marathon Petroleum Corp. 4.50%, 05/01/2023		847	912,958
4.70%, 05/01/2025		731	818,341
ONEOK, Inc. 2.20%, 09/15/2025		381	373,683
2.75%, 09/01/2024		1,340	1,349,536
5.85%, 01/15/2026		849	970,401
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(a)		394	388,177
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		1,117	1,191,816
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		221	226,227
4.50%, 12/15/2026		388	411,224
4.65%, 10/15/2025		1,193	1,274,479
Southern Star Central Corp. 5.125%, 07/15/2022(a)		796	795,842
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		121	127,428

			15,390,633

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)	U.S.$	1,580	$1,673,319
6.875%, 03/25/2044(a)		214	247,638

			1,920,957

Services – 0.3%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		400	424,961
7.00%, 05/01/2025(a)		1,381	1,446,361
Verisk Analytics, Inc. 5.50%, 06/15/2045		636	874,143

			2,745,465

Technology – 0.7%
Baidu, Inc. 3.075%, 04/07/2025		293	307,678
3.425%, 04/07/2030		204	219,571
Broadcom, Inc. 4.70%, 04/15/2025(a)		759	855,780
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(a)		20	22,964
6.02%, 06/15/2026(a)		1,318	1,507,861
8.35%, 07/15/2046(a)		524	695,496
Nokia Oyj 6.625%, 05/15/2039		527	609,545
Seagate HDD Cayman 4.091%, 06/01/2029(a)		1,573	1,641,835
4.875%, 06/01/2027		545	590,850
Western Digital Corp. 4.75%, 02/15/2026		1,023	1,057,422

			7,509,002

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		1,548	1,597,882
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,486,724
Southwest Airlines Co. 4.75%, 05/04/2023		865	888,561
5.25%, 05/04/2025		901	948,833

			5,922,000

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		918	879,302
3.50%, 11/01/2027(a)		158	130,183
3.875%, 05/01/2023(a)		588	558,018
4.125%, 08/01/2025(a)		395	355,252
4.875%, 10/01/2025(a)		251	230,223

	Principal Amount (000)		U.S. $ Value

DP World Crescent Ltd. 3.875%, 07/18/2029(a)	U.S.$	225	$220,781
DP World PLC 5.625%, 09/25/2048(a)		332	361,069

			2,734,828

			89,106,140

Financial Institutions – 8.3%
Banking – 5.4%
ABN AMRO Bank NV Series E 6.25%, 04/27/2022(a)		292	316,223
Ally Financial, Inc. 8.00%, 11/01/2031		1,456	1,886,612
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		847	926,957
Banco Santander SA 2.746%, 05/28/2025		600	620,935
3.49%, 05/28/2030		400	427,950
Bank of America Corp. Series DD 6.30%, 03/10/2026(l)		3,043	3,374,210
Series Z 6.50%, 10/23/2024(l)		57	61,065
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(l)		412	428,539
Barclays Bank PLC 6.86%, 06/15/2032(a) (l)		166	202,520
Barclays PLC 7.125%, 06/15/2025(l)	GBP	404	494,176
7.25%, 03/15/2023(a) (l)		219	269,246
7.875%, 03/15/2022(a) (l)	U.S.$	243	246,885
8.00%, 12/15/2020(l)	EUR	343	385,842
BNP Paribas SA 6.75%, 03/14/2022(a) (l)	U.S.$	418	424,946
7.625%, 03/30/2021(a) (l)		93	94,477
BPCE SA 5.70%, 10/22/2023(a)		208	232,058
CIT Group, Inc. 3.929%, 06/19/2024		364	353,116
Citigroup, Inc. 3.106%, 04/08/2026		1,045	1,123,375
5.95%, 01/30/2023(l)		2,689	2,677,298
Series U 5.00%, 09/12/2024(l)		105	98,568
Series V 4.70%, 01/30/2025(l)		868	775,097
Comerica, Inc. 5.625%, 07/01/2025(l)		2,340	2,385,973

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA 8.125%, 12/23/2025(a) (l)	U.S.$	1,909	$2,180,477
Danske Bank A/S Series E 5.875%, 04/06/2022(a) (l)	EUR	1,096	1,240,591
DNB Bank ASA 6.50%, 03/26/2022(a) (l)	U.S.$	1,555	1,596,339
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025		953	1,045,142
Series O 5.30%, 11/10/2026(l)		157	158,756
Series P 5.00%, 11/10/2022(l)		1,429	1,320,626
HSBC Holdings PLC 6.00%, 09/29/2023(a) (l)	EUR	1,507	1,759,142
Series E 4.75%, 07/04/2029(a) (l)		1,881	1,998,068
ING Groep NV 6.50%, 04/16/2025(l)	U.S.$	520	531,301
6.875%, 04/16/2022(a) (l)		250	258,830
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(l)		82	78,591
Series HH 4.60%, 02/01/2025(l)		575	512,620
Series V 4.753% (LIBOR 3 Month + 3.32%), 10/01/2020(l) (m)		210	186,508
Lloyds Banking Group PLC 6.413%, 10/01/2035(a) (l)		235	254,881
6.657%, 05/21/2037(a) (l)		98	110,364
7.625%, 06/27/2023(a) (l)	GBP	1,760	2,225,457
Nationwide Building Society 4.302%, 03/08/2029(a)	U.S.$	1,500	1,701,689
Nordea Bank Abp 6.625%, 03/26/2026(a) (l)		3,065	3,272,196
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,034,237
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(l)		3,518	3,644,287
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(l) (m)		1,100	1,008,892
Santander Holdings USA, Inc. 3.244%, 10/05/2026		455	471,951
4.40%, 07/13/2027		739	800,142
Standard Chartered PLC 7.50%, 04/02/2022(a) (l)		1,269	1,310,246
7.75%, 04/02/2023(a) (l)		440	459,873
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (l)		1,000	1,015,873

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series P 4.95%, 09/01/2025(l)	U.S.$	2,201	$2,249,596
Series Q 5.10%, 03/01/2030(l)		855	878,527
UBS Group AG 7.00%, 02/19/2025(a) (l)		2,492	2,741,715

			54,852,985

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		1,317	1,397,617

Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		192	178,208
3.30%, 01/23/2023		192	187,487
3.65%, 07/21/2027		546	487,884
3.875%, 01/23/2028		354	320,372
4.125%, 07/03/2023		192	187,648
4.50%, 09/15/2023		492	491,885
6.50%, 07/15/2025		297	310,043
Synchrony Financial 2.85%, 07/25/2022		603	613,085
4.25%, 08/15/2024		183	191,942
4.375%, 03/19/2024		374	395,303
4.50%, 07/23/2025		433	459,776

			3,823,633

Insurance – 2.0%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,011,134
American International Group, Inc. 6.82%, 11/15/2037		1,425	1,956,500
Aon Corp. 8.205%, 01/01/2027		690	835,634
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)	EUR	1,500	1,921,776
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		1,400	1,889,426
Centene Corp. 4.75%, 01/15/2025	U.S.$	491	502,130
5.375%, 08/15/2026(a)		595	619,075
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,559	3,066,915
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,633,146
Prudential Financial, Inc. 5.20%, 03/15/2044		340	348,005
5.625%, 06/15/2043		1,082	1,150,570
SCOR SE 3.00%, 06/08/2046(a)	EUR	200	246,631

	Principal Amount (000)		U.S. $ Value

Transatlantic Holdings, Inc. 8.00%, 11/30/2039	U.S.$	1,261	$1,866,217

			20,047,159

REITS – 0.4%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		130	141,341
5.375%, 04/15/2026		733	802,014
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		342	344,404
5.00%, 10/15/2027		344	353,970
5.25%, 08/01/2026		137	142,510
5.50%, 05/01/2024		264	269,408
Sabra Health Care LP 4.80%, 06/01/2024		710	712,415
Spirit Realty LP 4.45%, 09/15/2026		193	200,051
Trust Fibra Uno 4.869%, 01/15/2030(a)		623	627,088
6.39%, 01/15/2050(a)		395	415,244

			4,008,445

			84,129,839

Utility – 0.1%
Electric – 0.1%
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		582	630,806

Total Corporates - Investment Grade (cost $158,986,681)			173,866,785

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.6%
Risk Share Floating Rate – 9.7%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (m)		971	965,500
Series 2018-3A, Class M2 2.935% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (m)		915	840,341
Series 2019-3A, Class M1C 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (m)		1,555	1,449,638
Series 2019-4A, Class M2 3.035% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (m)		475	348,259
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.535% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (m)		441	431,427
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (m)		669	654,579

	Principal Amount (000)		U.S. $ Value

Series 2020-SBT1, Class 1M2 3.835% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)	U.S.$	1,062	$992,695
Series 2020-SBT1, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)		182	174,548
Eagle Re Ltd. Series 2018-1, Class M2 3.185% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (m)		2,764	2,626,466
Series 2019-1, Class M2 3.485% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (m)		180	171,771
Series 2020-1, Class M2 2.185% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (m)		558	383,272
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class M2 2.485% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (m)		2,257	2,173,542
Series 2019-DNA1, Class M2 2.835% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (m)		409	402,982
Series 2020-DNA1, Class M1 0.885% (LIBOR 1 Month + 0.70%), 01/25/2050(a) (m)		97	96,566
Series 2020-HQA2, Class M2 3.285% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (m)		99	94,452
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(m)		922	808,315
Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(m)		1,578	1,255,097
Series 2014-DN1, Class M3 4.685% (LIBOR 1 Month + 4.50%), 02/25/2024(m)		1,939	1,669,922
Series 2014-DN2, Class M3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(m)		250	220,225
Series 2014-DN3, Class M3 4.185% (LIBOR 1 Month + 4.00%), 08/25/2024(m)		158	160,299
Series 2014-HQ1, Class M3 4.285% (LIBOR 1 Month + 4.10%), 08/25/2024(m)		1,036	1,046,052
Series 2014-HQ2, Class M3 3.935% (LIBOR 1 Month + 3.75%), 09/25/2024(m)		3,710	3,787,129
Series 2014-HQ3, Class M3 4.935% (LIBOR 1 Month + 4.75%), 10/25/2024(m)		2,403	2,461,497

	Principal Amount (000)		U.S. $ Value

Series 2015-DN1, Class B 11.685% (LIBOR 1 Month + 11.50%), 01/25/2025(m)	U.S.$	2,170	$1,919,500
Series 2015-DN1, Class M3 4.335% (LIBOR 1 Month + 4.15%), 01/25/2025(m)		663	672,767
Series 2015-DNA1, Class B 9.385% (LIBOR 1 Month + 9.20%), 10/25/2027(m)		594	586,546
Series 2015-DNA1, Class M3 3.485% (LIBOR 1 Month + 3.30%), 10/25/2027(m)		250	253,767
Series 2015-DNA2, Class B 7.735% (LIBOR 1 Month + 7.55%), 12/25/2027(m)		1,452	1,340,976
Series 2015-DNA3, Class B 9.535% (LIBOR 1 Month + 9.35%), 04/25/2028(m)		1,020	1,001,979
Series 2015-DNA3, Class M3 4.885% (LIBOR 1 Month + 4.70%), 04/25/2028(m)		540	561,775
Series 2015-HQ1, Class B 10.935% (LIBOR 1 Month + 10.75%), 03/25/2025(m)		3,832	3,709,549
Series 2015-HQ1, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2025(m)		219	221,582
Series 2015-HQA1, Class B 8.985% (LIBOR 1 Month + 8.80%), 03/25/2028(m)		1,005	990,194
Series 2016-DNA2, Class B 10.685% (LIBOR 1 Month + 10.50%), 10/25/2028(m)		856	893,670
Series 2016-DNA3, Class B 11.435% (LIBOR 1 Month + 11.25%), 12/25/2028(m)		2,759	2,984,010
Series 2016-DNA3, Class M3 5.185% (LIBOR 1 Month + 5.00%), 12/25/2028(m)		964	994,083
Series 2016-DNA4, Class B 8.785% (LIBOR 1 Month + 8.60%), 03/25/2029(m)		394	380,452
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(m)		1,724	1,741,195
Series 2016-HQA2, Class B 11.685% (LIBOR 1 Month + 11.50%), 11/25/2028(m)		421	481,503
Series 2016-HQA2, Class M3 5.335% (LIBOR 1 Month + 5.15%), 11/25/2028(m)		1,035	1,081,517
Series 2016-HQA4, Class M3 4.085% (LIBOR 1 Month + 3.90%), 04/25/2029(m)		979	1,007,426

	Principal Amount (000)		U.S. $ Value

Series 2017-DNA1, Class B1 5.135% (LIBOR 1 Month + 4.95%), 07/25/2029(m)	U.S.$	310	$321,917
Series 2017-DNA2, Class B1 5.335% (LIBOR 1 Month + 5.15%), 10/25/2029(m)		978	1,011,309
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(m)		1,374	1,392,492
Series 2017-DNA3, Class B1 4.635% (LIBOR 1 Month + 4.45%), 03/25/2030(m)		615	609,289
Series 2017-HQA1, Class M2 3.735% (LIBOR 1 Month + 3.55%), 08/25/2029(m)		1,846	1,875,211
Series 2018-HQA1, Class M2 2.485% (LIBOR 1 Month + 2.30%), 09/25/2030(m)		387	381,701
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (m)		500	489,228
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.585% (LIBOR 1 Month + 4.40%), 01/25/2024(m)		3,658	3,220,874
Series 2014-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 07/25/2024(m)		2,256	1,975,688
Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(m)		98	89,996
Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(m)		2,737	2,810,129
Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(m)		1,704	1,717,797
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(m)		569	569,791
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(m)		520	524,313
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(m)		1,605	1,636,971
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(m)		1,838	1,931,947
Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(m)		569	602,437

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 1B 11.935% (LIBOR 1 Month + 11.75%), 08/25/2028(m)	U.S.$	678	$734,552
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(m)		2,279	2,387,974
Series 2016-C01, Class 2M2 7.135% (LIBOR 1 Month + 6.95%), 08/25/2028(m)		405	427,070
Series 2016-C02, Class 1B 12.435% (LIBOR 1 Month + 12.25%), 09/25/2028(m)		449	498,703
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(m)		1,580	1,638,014
Series 2016-C03, Class 1B 11.935% (LIBOR 1 Month + 11.75%), 10/25/2028(m)		372	417,704
Series 2016-C03, Class 2B 12.935% (LIBOR 1 Month + 12.75%), 10/25/2028(m)		630	759,816
Series 2016-C03, Class 2M2 6.085% (LIBOR 1 Month + 5.90%), 10/25/2028(m)		2,971	3,088,473
Series 2016-C04, Class 1B 10.435% (LIBOR 1 Month + 10.25%), 01/25/2029(m)		1,486	1,582,122
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(m)		1,819	1,927,326
Series 2016-C06, Class 1B 9.435% (LIBOR 1 Month + 9.25%), 04/25/2029(m)		1,285	1,357,806
Series 2016-C07, Class 2B 9.685% (LIBOR 1 Month + 9.50%), 05/25/2029(m)		1,559	1,540,069
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(m)		183	189,586
Series 2017-C01, Class 1B1 5.935% (LIBOR 1 Month + 5.75%), 07/25/2029(m)		460	483,801
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(m)		1,185	1,205,093
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(m)		1,274	1,273,914
Series 2017-C03, Class 1B1 5.035% (LIBOR 1 Month + 4.85%), 10/25/2029(m)		312	327,752
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(m)		181	181,628

	Principal Amount (000)		U.S. $ Value

Series 2017-C05, Class 1B1 3.785% (LIBOR 1 Month + 3.60%), 01/25/2030(m)	U.S.$	319	$303,805
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(m)		31	30,054
Series 2018-C01, Class 1B1 3.735% (LIBOR 1 Month + 3.55%), 07/25/2030(m)		1,102	1,060,710
Series 2018-C04, Class 2M2 2.735% (LIBOR 1 Month + 2.55%), 12/25/2030(m)		422	415,370
Home Re Ltd. Series 2018-1, Class M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (m)		988	838,342
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.685% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		1,208	1,074,764
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.085% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (m)		2,683	2,267,425
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.735% (LIBOR 1 Month + 2.55%), 07/25/2029(a) (m)		3,150	2,925,678
Oaktown Re Ltd. Series 2017-1A, Class M2 4.185% (LIBOR 1 Month + 4.00%), 04/25/2027(a) (m)		208	205,773
Radnor Re Ltd. Series 2018-1, Class M2 2.885% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (m)		150	141,120
Series 2019-1, Class M2 3.385% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (m)		1,500	1,422,819
STACR Trust Series 2018-DNA3, Class M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (m)		1,631	1,569,547
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.685% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (m)		465	429,011

			97,903,976

Non-Agency Fixed Rate – 0.7%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		695	537,600

	Principal Amount (000)		U.S. $ Value

Series 2006-42, Class 1A6 6.00%, 01/25/2047	U.S.$	592	$475,926
Series 2006-HY12, Class A5 3.565%, 08/25/2036		1,001	1,006,397
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		899	808,080
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		769	605,868
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.847%, 05/25/2047		151	140,536
Series 2007-4, Class 22A1 3.673%, 06/25/2047		640	578,398
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		473	260,620
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.772%, 09/25/2047		157	141,889
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.004%, 03/25/2037		104	94,835
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		756	715,487
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		276	190,374
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		379	360,885
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		167	121,001
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.584%, 10/25/2036		1,406	576,737
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.338%, 12/28/2037		646	580,686

			7,195,319

Non-Agency Floating Rate – 0.6%
Alternative Loan Trust Series 2007-7T2, Class A3 0.785% (LIBOR 1 Month + 0.60%), 04/25/2037(m)		2,374	732,873
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.616% (4.80% – LIBOR 1 Month), 09/25/2035(m) (n)		183	8,843
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.785% (LIBOR 1 Month + 0.60%), 08/25/2037(m)		422	196,442

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.435% (LIBOR 1 Month + 0.25%), 04/25/2037(m)	U.S.$	276	$80,972
Series 2007-FA2, Class 1A6 5.366% (5.55% – LIBOR 1 Month), 04/25/2037(m) (n)		93	19,513
Lehman XS Trust Series 2007-10H, Class 2AIO 6.827% (7.00% – LIBOR 1 Month), 07/25/2037(m) (n)		225	44,344
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.366% (6.55% – LIBOR 1 Month), 12/25/2036(m) (n)		3,122	733,973
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.528% (LIBOR 1 Month + 0.18%), 01/25/2037(m)		7,803	4,333,800

			6,150,760

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(o)		18,028	4,097,536
Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(o)		8,676	1,748,385

			5,845,921

Total Collateralized Mortgage Obligations (cost $118,299,072)			117,095,976

EMERGING MARKETS - SOVEREIGNS – 10.1%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	690,962
8.25%, 05/09/2028(a)		400	331,000
9.125%, 11/26/2049(a)		399	326,183
9.375%, 05/08/2048(a)		222	181,485
9.50%, 11/12/2025(a)		2,756	2,494,180

			4,023,810

Argentina – 1.0%
Argentine Republic Government International Bond 5.625%, 01/26/2022(c) (i)		482	198,825
5.875%, 01/11/2028(c) (i)		1,165	463,670
6.625%, 07/06/2028(c) (i)		443	174,570
6.875%, 01/26/2027-01/11/2048(c) (i)		17,959	7,079,108
7.50%, 04/22/2026(c) (i)		4,510	1,812,456
7.82%, 12/31/2033(c) (i)	EUR	1,236	590,759

	Principal Amount (000)		U.S. $ Value

Series NY 3.75%, 12/31/2038(c) (i)	U.S.$	796	$311,343

			10,630,731

Bahrain – 0.5%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		1,193	1,202,693
6.75%, 09/20/2029(a)		528	577,170
7.00%, 10/12/2028(a)		1,253	1,397,878
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		1,547	1,637,887

			4,815,628

Brazil – 0.6%
Brazilian Government International Bond 3.875%, 06/12/2030		2,191	2,114,315
4.625%, 01/13/2028		3,530	3,706,500

			5,820,815

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)		3,310	2,849,703

Dominican Republic – 1.0%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		149	150,583
5.95%, 01/25/2027(a)		1,553	1,562,221
6.40%, 06/05/2049(a)		605	553,764
7.45%, 04/30/2044(a)		1,283	1,318,283
8.625%, 04/20/2027(a)		5,719	6,371,323

			9,956,174

Ecuador – 0.2%
Ecuador Government International Bond 7.875%, 01/23/2028(c) (g) (i)		1,381	566,210
7.95%, 06/20/2024(a) (c) (i)		667	328,984
9.50%, 03/27/2030(c) (g) (i)		449	189,703
10.75%, 01/31/2029(c) (g) (i)		200	83,000
10.875%, 03/28/2022(c) (g) (i)		2,808	1,382,940

			2,550,837

Egypt – 1.1%
Egypt Government International Bond 6.125%, 01/31/2022(a)		3,559	3,644,638
6.20%, 03/01/2024(a)		2,743	2,815,004
7.625%, 05/29/2032(a)		1,075	1,049,805
8.50%, 01/31/2047(a)		1,378	1,346,995
8.70%, 03/01/2049(a)		998	977,728

	Principal Amount (000)		U.S. $ Value

8.875%, 05/29/2050(a)	U.S.$	1,096	$1,082,300

			10,916,470

El Salvador – 0.3%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		146	127,659
7.125%, 01/20/2050(a)		2,402	1,957,630
7.625%, 09/21/2034(a)		762	651,510
7.65%, 06/15/2035(a)		16	13,740
7.75%, 01/24/2023(a)		339	316,011

			3,066,550

Gabon – 0.3%
Gabon Government International Bond 6.375%, 12/12/2024(a)		789	746,789
6.625%, 02/06/2031(a)		1,870	1,671,312
6.95%, 06/16/2025(a)		1,050	983,063

			3,401,164

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		2,087	1,949,389
10.75%, 10/14/2030(a)		780	933,806

			2,883,195

Guatemala – 0.1%
Guatemala Government Bond 5.375%, 04/24/2032(a)		200	220,563
6.125%, 06/01/2050(a)		357	412,781

			633,344

Honduras – 0.3%
Honduras Government International Bond 6.25%, 01/19/2027(a)		1,748	1,868,175
7.50%, 03/15/2024(a)		730	788,400
8.75%, 12/16/2020(a)		320	325,500

			2,982,075

Iraq – 0.1%
Iraq International Bond 5.80%, 01/15/2028(a)		264	237,352
6.752%, 03/09/2023(a)		402	370,594

			607,946

Ivory Coast – 0.5%
Ivory Coast Government International Bond 5.125%, 06/15/2025(a)	EUR	168	189,869
5.875%, 10/17/2031(a)		1,880	1,983,469
6.375%, 03/03/2028(a)	U.S.$	2,678	2,737,418

	Principal Amount (000)		U.S. $ Value

6.625%, 03/22/2048(a)	EUR	331	$336,104

			5,246,860

Jamaica – 0.1%
Jamaica Government International Bond 7.625%, 07/09/2025	U.S.$	506	565,929

Jordan – 0.1%
Jordan Government International Bond 5.75%, 01/31/2027(a)		634	655,992

Kenya – 0.5%
Kenya Government International Bond 6.875%, 06/24/2024(a)		3,550	3,599,922
7.00%, 05/22/2027(a)		837	826,276
7.25%, 02/28/2028(a)		649	641,090

			5,067,288

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (c) (i)		427	73,257
6.85%, 03/23/2027(a) (c) (i)		454	77,464
Series G 1.00%, 11/27/2026(a) (c) (i)		1,654	286,866

			437,587

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/2022(a)		2,426	2,404,772
10.875%, 04/06/2021(a)		200	207,500

			2,612,272

Nigeria – 0.5%
Nigeria Government International Bond 6.375%, 07/12/2023(a)		740	752,719
6.50%, 11/28/2027(a)		388	367,266
6.75%, 01/28/2021(a)		288	291,870
7.625%, 11/21/2025(a)		3,385	3,453,665
7.875%, 02/16/2032(a)		489	459,965

			5,325,485

Oman – 0.5%
Oman Government International Bond 4.125%, 01/17/2023(a)		4,265	4,182,366
4.75%, 06/15/2026(a)		550	508,578
6.00%, 08/01/2029(a)		210	195,694

			4,886,638

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(a)		215	211,527

	Principal Amount (000)		U.S. $ Value

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)	U.S.$	593	$603,563
6.75%, 03/13/2048(a)		1,928	1,866,545
8.75%, 05/13/2021(a)		310	320,753

			2,790,861

South Africa – 0.2%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		2,151	1,859,271

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.125%, 06/03/2025(a)		350	231,000
6.20%, 05/11/2027(a)		685	440,112

			671,112

Ukraine – 0.6%
Ukraine Government International Bond 7.375%, 09/25/2032(a)		305	306,334
7.75%, 09/01/2021-09/01/2024(a)		6,169	6,441,025

			6,747,359

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(c) (i)		7,978	478,680
9.25%, 05/07/2028(a) (c) (i)		300	18,000

			496,680

Total Emerging Markets - Sovereigns (cost $115,198,501)			102,713,303

GOVERNMENTS - TREASURIES – 7.7%
Colombia – 0.6%
Colombian TES Series B 10.00%, 07/24/2024	COP	18,165,600	5,934,418

Indonesia – 0.7%
Indonesia Treasury Bond Series FR78 8.25%, 05/15/2029	IDR	100,018,000	7,449,713

Mexico – 0.2%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	46,433	2,252,509

Russia – 0.8%
Russian Federal Bond - OFZ Series 6209 7.60%, 07/20/2022	RUB	37,074	552,436
Series 6212 7.05%, 01/19/2028		220,100	3,374,913

	Principal Amount (000)		U.S. $ Value

Series 6217 7.50%, 08/18/2021	RUB	274,943	$3,989,537

			7,916,886

United States – 5.4%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)	U.S.$	2,200	2,818,063
5.00%, 05/15/2037(p)		1,900	3,116,594
5.25%, 02/15/2029(q)		3,350	4,669,062
6.125%, 11/15/2027(r)		1,000	1,408,438
U.S. Treasury Notes 2.25%, 02/15/2027(q) (r) (s)		23,373	26,104,719
2.875%, 08/15/2028(q)		13,970	16,545,719

			54,662,595

Total Governments - Treasuries (cost $70,788,671)			78,216,121

BANK LOANS – 5.2%
Industrial – 4.7%
Basic – 0.1%
Illuminate Buyer, LLC 06/16/2027(t)		560	550,760

Capital Goods – 0.5%
Apex Tool Group, LLC 6.50% (LIBOR 1 Month + 5.25%), 08/01/2024(u)		2,246	2,003,447
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.75% (LIBOR 1 Month + 3.00%), 08/01/2025(u)		869	837,628
BWay Holding Company 4.561% (LIBOR 3 Month + 3.25%), 04/03/2024(u)		997	892,734
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(e) (u)		1,546	1,345,294
TransDigm Inc. 2.428% (LIBOR 1 Month + 2.25%), 12/09/2025(u)		351	314,909
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.678% (LIBOR 1 Month + 2.50%), 10/23/2025(e) (u)		110	94,197

			5,488,209

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 4.26% (LIBOR 3 Month + 3.50%), 08/21/2026(u)		322	291,372
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.178% (LIBOR 1 Month + 3.00%), 05/01/2026(u)		398	365,830

	Principal Amount (000)		U.S. $ Value

LCPR Loan Financing LLC 5.185% (LIBOR 1 Month + 5.00%), 10/15/2026(e) (u)	U.S.$	578	$572,616
Nielsen Finance LLC 4.75% (LIBOR 1 Month + 3.75%), 06/04/2025(e) (u)		450	444,937

			1,674,755

Communications - Telecommunications – 0.1%
West Corporation 5.00% (LIBOR 3 Month + 4.00%), 10/10/2024(u)		1,104	938,269

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 3.70% (LIBOR 1 Month + 3.50%), 11/06/2024(u)		347	327,580
Panther BF Aggregator 2 L P 3.678% (LIBOR 1 Month + 3.50%), 04/30/2026(e) (u)		506	480,866

			808,446

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(u)		957	842,740

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 2.928% (LIBOR 1 Month + 2.75%), 12/23/2024(u)		1,394	1,236,164
Flutter Entertainment plc 3.808% (LIBOR 3 Month + 3.50%), 07/10/2025(u)		153	152,379
Golden Nugget Online Gaming, Inc. 13.00% (LIBOR 3 Month + 12.00%), 10/04/2023(e) (u)		290	304,500
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(u)		3,019	3,011,054
Scientific Games International, Inc.
2.928% (LIBOR 1 Month + 2.75%), 08/14/2024(u)		169	149,484
3.058% (LIBOR 3 Month + 2.75%), 08/14/2024(u)		2	1,950
3.612% (LIBOR 3 Month + 2.75%), 08/14/2024(u)		693	611,055

			5,466,586

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(u)	U.S.$	848	$781,380
Whatabrands LLC 2.925% (LIBOR 1 Month + 2.75%), 07/31/2026(u)		397	379,390

			1,160,770

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(u)		489	469,291
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(u)		796	784,638
Serta Simmons Bedding, LLC 9.02% (LIBOR 3 Month + 8.00%), 11/08/2024(u)		1,270	167,648
Specialty Building Products Holdings, LLC 5.928% (LIBOR 1 Month + 5.75%), 10/01/2025(e) (u)		1,174	1,114,897

			2,536,474

Consumer Non-Cyclical – 1.0%
Acadia Healthcare Company, Inc. 2.678% (LIBOR 1 Month + 2.50%), 02/16/2023(u)		445	435,096
Aldevron, L.L.C. 4.428% (LIBOR 1 Month + 4.25%), 10/12/2026(e) (u)		816	802,555
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.928% (LIBOR 1 Month + 7.75%), 09/26/2025(u)		1,866	1,667,351
Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 07/05/2023(u)		1,087	985,889
BI-LO, LLC 9.00% (LIBOR 3 Month + 8.00%), 05/31/2024(u)		1,214	1,202,120
Froneri International Limited 5.928% (LIBOR 1 Month + 5.75%), 01/31/2028(e) (u)		160	151,600
Global Medical Response, Inc. 4.250% (LIBOR 3 Month + 3.25%), 04/28/2022(u)		1,195	1,146,684
5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(u)		912	869,911
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.928% (LIBOR 1 Month + 3.75%), 11/16/2025(u)		916	856,272

	Principal Amount (000)		U.S. $ Value

Mallinckrodt International Finance S.A. 3.50% (LIBOR 3 Month + 2.75%), 09/24/2024(u)	U.S.$	937	$697,778
U.S. Renal Care, Inc. 5.178% (LIBOR 1 Month + 5.00%), 06/26/2026(u)		1,558	1,495,678

			10,310,934

Energy – 0.3%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/2021(u)		2,196	98,838
Chesapeake Energy Corporation 9.00% (LIBOR 1 Month + 8.00%), 06/24/2024(u)		2,077	1,191,305
CITGO Petroleum Corporation 6.00% (LIBOR 2 Month + 5.00%), 03/28/2024(e) (u)		522	498,759
Triton Solar US Acquisition Co. 7.072% (LIBOR 3 Month + 6.00%), 10/29/2024(u)		1,924	1,615,774

			3,404,676

Other Industrial – 0.1%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(u)		221	201,057
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(u)		714	464,537
Core & Main LP 3.75% (LIBOR 3 Month + 2.75%), 08/01/2024(u)		196	186,574
Dealer Tire, LLC 4.428% (LIBOR 1 Month + 4.25%), 12/12/2025(u)		299	284,569
Rockwood Service Corporation 4.558% (LIBOR 3 Month + 4.25%), 01/23/2027(e) (u)		88	84,747

			1,221,484

Services – 0.5%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.428% (LIBOR 1 Month + 4.25%), 07/10/2026(u)		288	278,956
Amentum Government Services Holdings LLC 4.178% (LIBOR 1 Month + 4.00%), 01/29/2027(u)		320	313,466
Garda World Security Corporation 4.93% (LIBOR 1 Month + 4.75%), 10/30/2026(u)		104	101,480

	Principal Amount (000)		U.S. $ Value

Parexel International Corporation 2.928% (LIBOR 1 Month + 2.75%), 09/27/2024(u)	U.S.$	231	$218,616
Pi Lux Finco SARL 8.322% (LIBOR 6 Month + 7.25%), 01/01/2026(e) (u)		3,100	2,201,000
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 3.428% (LIBOR 1 Month + 3.25%), 10/01/2025(u)		384	374,834
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(u)		740	564,122
Verscend Holding Corp. 4.678% (LIBOR 1 Month + 4.50%), 08/27/2025(u)		761	734,012

			4,786,486

Technology – 0.8%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(u)		2,026	1,958,525
Avaya Inc. 4.435% (LIBOR 1 Month + 4.25%), 12/15/2024(u)		936	861,253
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.428% (LIBOR 1 Month + 4.25%), 10/02/2025(u)		1,538	1,451,471
Pitney Bowes Inc. 5.68% (LIBOR 1 Month + 5.50%), 01/07/2025(u)		1,117	929,229
Presidio Holdings Inc. 4.27% (LIBOR 3 Month + 3.50%), 01/22/2027(u)		398	382,745
Solera, LLC (Solera Finance, Inc.) 2.928% (LIBOR 1 Month + 2.75%), 03/03/2023(u)		2,523	2,430,418
Veritas US Inc. 5.50% (LIBOR 3 Month + 4.50%), 01/27/2023(u)		589	543,027

			8,556,668

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.51% (LIBOR 3 Month + 4.75%), 04/29/2023(u)		170	166,495

			47,913,752

Financial Institutions – 0.3%
Finance – 0.1%
Ellie Mae, Inc. 4.058% (LIBOR 3 Month + 3.75%), 04/17/2026(u)		1,009	974,777

	Principal Amount (000)		U.S. $ Value

Jefferies Finance LLC 3.188% (LIBOR 1 Month + 3.00%), 06/03/2026(u)	U.S.$	301	$283,748

			1,258,525

Insurance – 0.2%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.178% (LIBOR 1 Month + 4.00%), 09/03/2026(u)		1,398	1,338,705

			2,597,230

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.75% (LIBOR 1 Month + 3.75%), 11/09/2026(u)		2,033	1,976,021

Total Bank Loans (cost $60,459,041)			52,487,003

EMERGING MARKETS - CORPORATE BONDS – 3.3%
Industrial – 2.8%
Basic – 0.8%
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		949	805,316
CSN Islands XI Corp. 6.75%, 01/28/2028(a)		305	257,674
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(a)		3,080	2,740,250
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		1,931	2,067,661
First Quantum Minerals Ltd. 7.25%, 05/15/2022-04/01/2023(a)		2,473	2,367,017
7.50%, 04/01/2025(a)		261	252,518

			8,490,436

Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027(a)		424	427,649
Embraer Netherlands Finance BV 5.40%, 02/01/2027		500	442,500
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a) (c) (i)		349	18,868
5.25%, 06/27/2029(a) (c) (i)		1,070	42,800
7.125%, 06/26/2042(a) (c) (i)		2,665	146,575

			1,078,392

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	434,103

	Principal Amount (000)		U.S. $ Value

VTR Finance NV 6.375%, 07/15/2028(a)	U.S.$	322	$331,800

			765,903

Communications - Telecommunications – 0.3%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 02/06/2024(a)		535	547,128
Digicel Group 0.5 Ltd. 7.00%, 07/15/2020(e) (f) (g) (l)		84	5,860
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (f)		137	33,883
10.00%, 04/01/2024		246	169,540
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 05/25/2024(a)		657	640,440
13.00% (6.00% Cash and 7.00% PIK), 12/31/2025(a) (f)		160	135,304
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	400,900
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		615	627,533
VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(a)		414	409,467
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		423	431,672

			3,401,727

Consumer Cyclical - Other – 0.4%
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)		965	973,805
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		222	225,814
5.375%, 05/15/2024(a)		398	403,295
5.875%, 05/15/2026(a)		414	426,420
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	280,280
5.50%, 01/15/2026-10/01/2027(a)		1,281	1,261,854

			3,571,468

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(f) (g)		1,037	2,778
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022(f) (g)		481	431

			3,209

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		802	777,753
BRF SA 4.875%, 01/24/2030(a)		1,018	964,237

	Principal Amount (000)		U.S. $ Value

Cosan Ltd. 5.50%, 09/20/2029(a)	U.S.$	461	$438,670
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		449	451,245
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025(a)		1,040	1,103,478
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (e) (f) (g)		615	18,514
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 03/14/2026(a)		258	266,385
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (c) (f) (i)		670	200,876
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (g)		4,090	40,900
10.875%, 01/13/2020(c) (d) (g)		480	143,778
11.75%, 02/09/2022(c) (g) (i)		1,620	15,225

			4,421,061

Energy – 0.6%
Geopark Ltd. 5.50%, 01/17/2027(a)		214	184,374
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	466,690
Mongolian Mining Corp./Energy Resources LLC 9.25%, 04/15/2024(a)		335	228,219
MV24 Capital BV 6.748%, 06/01/2034(a)		541	512,519
Peru LNG Srl 5.375%, 03/22/2030(a)		237	186,341
Petrobras Global Finance BV 5.093%, 01/15/2030(a)		1,195	1,184,913
5.60%, 01/03/2031		3,345	3,353,367

			6,116,423

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		468	490,581

			28,339,200

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)		495	495,000
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,104,886
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(a)		1,120	1,129,450

	Principal Amount (000)		U.S. $ Value

Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)	U.S.$	208	$215,297
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		118	115,913

			4,060,546

Financial Institutions – 0.1%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	558,250

Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a) (m)		55	54,357

			612,607

Total Emerging Markets - Corporate Bonds (cost $42,061,881)			33,012,353

EMERGING MARKETS - TREASURIES – 1.9%
Argentina – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/2026(c) (i)	ARS	6,600	23,464
18.20%, 10/03/2021(c) (i)		34,142	246,819

			270,283

Brazil – 1.9%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	100,732	19,226,691

Total Emerging Markets - Treasuries (cost $28,720,309)			19,496,974

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Fixed Rate CMBS – 1.5%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)	U.S.$	691	667,519
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.519%, 04/10/2046(o)		1,340	40,688
Series 2013-GC17, Class D 5.261%, 11/10/2046(a)		902	707,861
Series 2014-GC23, Class D 4.635%, 07/10/2047(a)		856	698,588
Commercial Mortgage Trust Series 2012-CR3, Class XA 2.011%, 10/15/2045(o)		7,203	231,503
Series 2012-CR5, Class XA 1.664%, 12/10/2045(o)		1,730	49,759
Series 2013-LC6, Class D 4.462%, 01/10/2046(a)		3,916	2,529,172

	Principal Amount (000)		U.S. $ Value

Series 2014-CR15, Class XA 1.085%, 02/10/2047(o)	U.S.$	1,670	$43,439
Series 2014-CR20, Class XA 1.176%, 11/10/2047(o)		9,675	346,905
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.642%, 02/10/2046(o)		755	23,381
GS Mortgage Securities Trust Series 2012-GC6, Class D 5.839%, 01/10/2045(a)		1,765	1,238,004
Series 2012-GCJ9, Class D 4.898%, 11/10/2045(a)		700	602,410
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.763%, 11/15/2045(a) (o)		5,904	159,681
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.759%, 12/10/2045(a) (o)		781	22,053
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.39%, 06/15/2044(a)		1,022	808,199
Series 2012-C10, Class XA 1.679%, 12/15/2045(a) (o)		2,990	92,718
Series 2012-C6, Class D 5.766%, 04/15/2045(a)		2,450	2,371,739
Series 2012-C7, Class XA 1.48%, 06/15/2045(a) (o)		1,298	22,871
Series 2012-C8, Class E 5.047%, 08/15/2045(a)		3,766	3,155,297
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,399,272

			15,211,059

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.212% (LIBOR 1 Month + 3.02%), 12/19/2030(a) (m)		838	720,514
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.935% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (m)		301	216,724

			937,238

Total Commercial Mortgage-Backed Securities (cost $19,285,385)			16,148,297

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.776% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (m)	U.S.$	2,358	$2,206,644
Dryden CLO Ltd. Series 2018-57A, Class E 5.592% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (m)		275	225,130
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (m)		3,000	2,829,189
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (m)		1,329	1,178,862
Dryden Senior Loan Fund Series 2017-49A, Class E 7.435% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (m)		417	374,623
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (m)		648	625,746
Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (m)		1,006	925,471
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.12% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (m)		1,701	1,530,655
OZLM Ltd. Series 2018-22A, Class D 6.435% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (m)		349	267,018
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 2.275% (LIBOR 3 Month + 1.14%), 04/18/2029(a) (m)		2,490	2,443,581
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (m)		1,050	927,037

Total Collateralized Loan Obligations (cost $14,490,472)			13,533,956

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-12, Class PT 7.337%, 06/15/2043(g)		244	217,675
Series 2018-4, Class PT 7.619%, 05/15/2043(g)		294	269,922

	Principal Amount (000)		U.S. $ Value

Series 2018-7, Class PT 7.692%, 06/15/2043(g)	U.S.$	341	$305,656
Series 2019-24, Class PT 8.22%, 08/15/2044(g)		420	364,609
Series 2019-36, Class PT 10.65%, 10/17/2044(g)		512	437,149
Series 2019-43, Class PT 4.784%, 11/15/2044(g)		378	343,254
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 7.46%, 03/16/2043(g)		66	59,693
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		1,350	1,309,840
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(b) (e) (g)		952	126,355
Series 2017-3, Class R Zero Coupon, 05/25/2026(b) (e) (g)		10	270,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(b) (e) (g)		12	281,003
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(b) (e) (g)		16	521,532
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(a)		777	821,849

			5,328,537

Home Equity Loans - Fixed Rate – 0.3%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 09/25/2036		613	290,101
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		760	763,579
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 09/25/2035		960	789,954
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,036	425,136
Series 2006-6, Class AF4 6.121%, 03/25/2036		1,454	621,959
Series 2006-6, Class AF5 6.241%, 03/25/2036		539	230,394

			3,121,123

Autos - Fixed Rate – 0.3%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(a)		1,050	1,077,184

	Principal Amount (000)		U.S. $ Value

Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)	U.S.$	1,050	$1,055,854
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	745,757
Lehman XS Trust Series 2007-6, Class 3A5 4.616%, 05/25/2037		91	88,503

			2,967,298

Total Asset-Backed Securities (cost $15,873,639)			11,416,958

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		469	507,986
8.375%, 11/07/2028(a)		1,346	1,481,441

			1,989,427

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	243,110

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		660	747,943

Mexico – 0.7%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		4,130	3,393,208
6.49%, 01/23/2027(a)		507	462,835
6.50%, 01/23/2029		318	276,310
6.75%, 09/21/2047		767	588,864
6.84%, 01/23/2030(a)		1,144	1,002,252
7.69%, 01/23/2050(a)		1,815	1,514,164

			7,237,633

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		562	560,244

United States – 0.0%
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	476,327

Total Quasi-Sovereigns (cost $10,708,959)			11,254,684

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.8%
Financials – 0.3%
Consumer Finance – 0.0%
Paysafe Group Ltd.(b) (c) (e)	3,960	$10,811

Insurance – 0.3%
Mt. Logan Re Ltd. (Preference Shares)(c) (e) (k)	2,953	2,872,381

		2,883,192

Energy – 0.2%
Energy Equipment & Services – 0.1%
Tervita Corp.(c)	397,910	1,116,704

Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.	133,464	644,631
CHC Group LLC(c) (k)	51,655	25,828
Golden Energy Offshore Services AS(c)	916,212	120,889
K201640219 (South Africa) Ltd. A Shares(b) (c) (e)	12,695,187	13
K201640219 (South Africa) Ltd. B Shares(b) (c) (e)	2,009,762	2
Paragon Offshore Ltd. - Class A(c) (e)	11,814	1,181
Paragon Offshore Ltd. - Class B(c) (e)	17,721	53,163
Vantage Drilling International(c)	17,501	113,756

		959,463

		2,076,167

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc. Npv(b) (c) (e)	38,084	1,789,948

Consumer Discretionary – 0.1%
Auto Components – 0.0%
ATD New Holdings, Inc.(c) (e)	20,185	206,896
Exide Corp.(b) (e)	944,916	1
Exide Technologies(b) (c) (e)	59,185	0

		206,897

Automobiles – 0.1%
Liberty Tire Recycling LLC(b) (c) (e)	7,822	366,314

		573,211

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(c)	36,303	448,705
Monitronics International, Inc.(b) (c) (e)	35,682	119,009

		567,714

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (c) (e)	838,296	1
Constellium SE(c)	40,866	313,851
Neenah Enterprises, Inc.(b) (c) (e)	58,200	0

		313,852

Company	Shares		U.S. $ Value

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (c) (e)		3	$0

Construction & Engineering – 0.0%
Willscot Corp.		18,809	231,163

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(c)		25,267	210,979

Total Common Stocks (cost $23,100,297)			8,646,226

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,258	1,265,862

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032		534	588,201
5.00%, 04/27/2051		461	497,189

			1,085,390

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (c) (e)	EUR	620	0

United Arab Emirates – 0.4%
Emirate of Dubai Government International Bonds 7.75%, 10/05/2020(a)	U.S.$	3,310	3,366,891

Total Governments - Sovereign Bonds (cost $6,352,705)			5,718,143

	Shares

INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF(v) (cost $5,351,457)		49,000	5,351,780

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	1,376,827

	Principal Amount (000)			U.S. $ Value

7.95%, 03/01/2036	U.S.$	0	**	$194
State of Illinois Series 2010 7.35%, 07/01/2035		1,915		2,172,472
Tobacco Settlement Finance Authority Series 2007A 7.467%, 06/01/2047		370		372,616

Total Local Governments - US Municipal Bonds (cost $3,062,801)				3,922,109

	Shares

PREFERRED STOCKS – 0.4%
Financial Institutions – 0.3%
Banking – 0.2%
Paysafe Holdings UK Ltd. 0.00%(b) (c) (e)		1,240,545		1,240,545

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		42,175		1,122,699

REITS – 0.0%
Hersha Hospitality Trust Series C 6.875%		15,950		186,216

				2,549,460

Industrial – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625%		35,175		932,841

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%		11,025		238,801

Total Preferred Stocks (cost $3,918,258)				3,721,102

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090		254,301
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800		334,474
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		6,642,880		1,926,754

Total Inflation-Linked Securities (cost $2,829,731)				2,515,529

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Argentina – 0.0%
Provincia de Buenos Aires/Government Bonds 32.817% (BADLAR + 3.83%), 05/31/2022(m) (cost $1,660,869)	ARS	26,500	$208,129

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(c)		53,489	64,187
Encore Automotive Acceptance, , expiring 07/05/2031(b) (c) (e)		8	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (c) (e)		10,974	0
iHeart Media, Inc., expiring 05/01/2039(c)		278	2,126
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c)		46,951	141
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c)		19,772	109
Willscot Corp., expiring 11/29/2022(b) (c) (e)		29,123	59,204

Total Warrants (cost $389,758)			125,767

	Principal Amount (000)

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/2020-09/30/2021(b) (e) (cost $1,113,056)	U.S.$	1,113	90,451

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., , expiring 12/31/2049(c) (e) (l) (cost $0)		10,721	8,845

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(v) (w) (x) (cost $2,844,040)		2,844,040	2,844,040

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.3%
BBH Grand Cayman Zero Coupon, 07/01/2020	NZD	0	**	$116
0.04%, 07/02/2020	HKD	0	**	12
Citibank, London (0.68)%, 07/01/2020	EUR	130		146,429
0.01%, 07/01/2020	GBP	178		220,821
National Australia Bank, London 0.01%, 07/01/2020	U.S.$	2,415		2,415,235

Total Time Deposits (cost $2,782,613)				2,782,613

Governments - Treasuries – 0.3%
Egypt – 0.3%
Egypt Treasury Bills Series 273D Zero Coupon, 07/28/2020 (cost $2,811,013)	EGP	44,775		2,748,156

Total Short-Term Investments (cost $8,437,666)				8,374,809

Total Investments – 99.8% (cost $1,086,173,825)(y)				1,011,120,403
Other assets less liabilities – 0.2%				2,027,722

Net Assets – 100.0%				$1,013,148,125

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	122	September 2020	$19,213,093	$114,960
U.S. Long Bond (CBT) Futures	61	September 2020	10,892,313	31,438
U.S. T-Note 10 Yr (CBT) Futures	425	September 2020	59,148,046	180,398
U.S. Ultra Bond (CBT) Futures	150	September 2020	32,723,438	830,063
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	356	September 2020	44,764,219	(97,344)

				$1,059,515

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	985	EUR	867	08/06/2020	$(10,779)
Bank of America, NA	RUB	3,237	USD	47	07/14/2020	1,600
Bank of America, NA	CLP	14,126	USD	17	07/15/2020	(34)
Bank of America, NA	USD	33	CLP	26,438	07/15/2020	(572)
Bank of America, NA	INR	1,030	USD	14	07/23/2020	(82)
Bank of America, NA	USD	23	INR	1,779	07/23/2020	23

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	31	KRW	37,392	08/13/2020	$474
Barclays Bank PLC	RUB	755	USD	11	07/14/2020	58
Barclays Bank PLC	CLP	22,924	USD	28	07/15/2020	47
Barclays Bank PLC	IDR	153,204	USD	11	07/23/2020	249
Barclays Bank PLC	IDR	124,484,413	USD	7,762	07/23/2020	(780,073)
Barclays Bank PLC	USD	19	IDR	296,139	07/23/2020	1,258
Barclays Bank PLC	USD	11	IDR	162,292	07/23/2020	(124)
Barclays Bank PLC	KRW	13,013	USD	11	08/13/2020	(314)
Barclays Bank PLC	MYR	49	USD	11	08/13/2020	62
Barclays Bank PLC	USD	16	KRW	19,380	08/13/2020	217
Barclays Bank PLC	USD	44	MYR	183	08/13/2020	(1,622)
Barclays Bank PLC	USD	9	TWD	260	08/20/2020	53
BNP Paribas SA	BRL	98,595	USD	18,305	07/02/2020	174,869
BNP Paribas SA	USD	18,005	BRL	98,595	07/02/2020	125,482
BNP Paribas SA	GBP	2,751	USD	3,371	07/17/2020	(38,153)
Brown Brothers Harriman & Co.	NOK	701	USD	74	07/15/2020	882
Brown Brothers Harriman & Co.	NOK	952	USD	94	07/15/2020	(5,291)
Brown Brothers Harriman & Co.	SEK	83	USD	9	07/15/2020	21
Brown Brothers Harriman & Co.	SEK	506	USD	52	07/15/2020	(1,815)
Brown Brothers Harriman & Co.	USD	26	NOK	256	07/15/2020	181
Brown Brothers Harriman & Co.	USD	51	NOK	479	07/15/2020	(1,007)
Brown Brothers Harriman & Co.	USD	52	SEK	488	07/15/2020	778
Brown Brothers Harriman & Co.	USD	33	SEK	306	07/15/2020	(270)
Brown Brothers Harriman & Co.	GBP	55	USD	69	07/17/2020	856
Brown Brothers Harriman & Co.	GBP	19	USD	24	07/17/2020	(98)
Brown Brothers Harriman & Co.	USD	41	GBP	34	07/17/2020	430
Brown Brothers Harriman & Co.	USD	17	GBP	14	07/17/2020	(46)
Brown Brothers Harriman & Co.	USD	77	ZAR	1,393	07/17/2020	2,750
Brown Brothers Harriman & Co.	USD	116	ZAR	1,982	07/17/2020	(2,232)
Brown Brothers Harriman & Co.	ZAR	1,522	USD	88	07/17/2020	796
Brown Brothers Harriman & Co.	ZAR	1,906	USD	107	07/17/2020	(2,316)
Brown Brothers Harriman & Co.	USD	10	TRY	66	07/28/2020	(2)
Brown Brothers Harriman & Co.	PLN	328	USD	84	07/29/2020	600
Brown Brothers Harriman & Co.	PLN	531	USD	129	07/29/2020	(5,235)
Brown Brothers Harriman & Co.	USD	213	PLN	859	07/29/2020	4,134
Brown Brothers Harriman & Co.	USD	11	PLN	42	07/29/2020	(82)
Brown Brothers Harriman & Co.	CAD	68	USD	51	08/06/2020	233
Brown Brothers Harriman & Co.	CAD	12	USD	9	08/06/2020	(60)
Brown Brothers Harriman & Co.	EUR	1,667	USD	1,888	08/06/2020	13,530
Brown Brothers Harriman & Co.	NZD	76	USD	48	08/06/2020	(639)
Brown Brothers Harriman & Co.	USD	82	CAD	113	08/06/2020	1,663
Brown Brothers Harriman & Co.	USD	18	CAD	24	08/06/2020	(48)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	1,542	EUR	1,376	08/06/2020	$4,381
Brown Brothers Harriman & Co.	USD	15	NZD	23	08/06/2020	16
Brown Brothers Harriman & Co.	USD	68	NZD	105	08/06/2020	(360)
Brown Brothers Harriman & Co.	JPY	6,719	USD	63	08/07/2020	446
Brown Brothers Harriman & Co.	JPY	2,709	USD	25	08/07/2020	(268)
Brown Brothers Harriman & Co.	MXN	1,496	USD	66	08/07/2020	1,608
Brown Brothers Harriman & Co.	MXN	295	USD	13	08/07/2020	(61)
Brown Brothers Harriman & Co.	USD	28	JPY	3,000	08/07/2020	170
Brown Brothers Harriman & Co.	USD	46	JPY	4,962	08/07/2020	(326)
Brown Brothers Harriman & Co.	USD	93	MXN	2,107	08/07/2020	(1,949)
Brown Brothers Harriman & Co.	AUD	112	USD	77	08/13/2020	264
Brown Brothers Harriman & Co.	AUD	22	USD	15	08/13/2020	(63)
Brown Brothers Harriman & Co.	CNH	359	USD	51	08/13/2020	(34)
Brown Brothers Harriman & Co.	USD	33	AUD	48	08/13/2020	121
Brown Brothers Harriman & Co.	USD	10	AUD	15	08/13/2020	0
Brown Brothers Harriman & Co.	USD	17	AUD	24	08/13/2020	(279)
Brown Brothers Harriman & Co.	USD	32	CNH	230	08/13/2020	69
Brown Brothers Harriman & Co.	USD	16	CNH	112	08/13/2020	0
Brown Brothers Harriman & Co.	USD	29	CNH	204	08/13/2020	(38)
Brown Brothers Harriman & Co.	SGD	136	USD	98	08/27/2020	93
Brown Brothers Harriman & Co.	SGD	114	USD	81	08/27/2020	(1,058)
Brown Brothers Harriman & Co.	USD	108	SGD	152	08/27/2020	1,299
Brown Brothers Harriman & Co.	USD	87	SGD	121	08/27/2020	(150)
Brown Brothers Harriman & Co.	CHF	7	USD	8	08/28/2020	42
Brown Brothers Harriman & Co.	CHF	104	USD	108	08/28/2020	(2,170)
Citibank, NA	BRL	96	USD	20	07/02/2020	2,023
Citibank, NA	USD	18	BRL	96	07/02/2020	123
Citibank, NA	CLP	28,391	USD	35	07/15/2020	835
Citibank, NA	CLP	41,012	USD	49	07/15/2020	(787)
Citibank, NA	COP	221,895	USD	59	07/15/2020	349
Citibank, NA	COP	157,791	USD	40	07/15/2020	(1,653)
Citibank, NA	USD	7	CLP	6,090	07/15/2020	66
Citibank, NA	USD	61	CLP	47,929	07/15/2020	(2,164)
Citibank, NA	USD	23	COP	91,397	07/15/2020	1,054
Citibank, NA	USD	109	COP	401,972	07/15/2020	(2,429)
Citibank, NA	INR	4,098	USD	52	07/23/2020	(1,669)
Citibank, NA	USD	3,067	INR	239,598	07/23/2020	97,592
Citibank, NA	USD	1,259	EUR	1,119	08/06/2020	(1,072)
Citibank, NA	USD	12	KRW	14,046	08/13/2020	158
Goldman Sachs Bank USA	BRL	399	USD	76	07/02/2020	2,551
Goldman Sachs Bank USA	BRL	338	USD	62	07/02/2020	(430)
Goldman Sachs Bank USA	USD	73	BRL	399	07/02/2020	508
Goldman Sachs Bank USA	USD	66	BRL	338	07/02/2020	(4,032)
Goldman Sachs Bank USA	RUB	3,384	USD	49	07/14/2020	1,390

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	102	RUB	7,098	07/14/2020	$(2,800)
Goldman Sachs Bank USA	CLP	46,479	USD	57	07/15/2020	827
Goldman Sachs Bank USA	CLP	21,306	USD	26	07/15/2020	(84)
Goldman Sachs Bank USA	USD	65	CLP	50,774	07/15/2020	(3,054)
Goldman Sachs Bank USA	IDR	644,235	USD	45	07/23/2020	812
Goldman Sachs Bank USA	IDR	1,539,739	USD	98	07/23/2020	(7,923)
Goldman Sachs Bank USA	INR	5,311	USD	69	07/23/2020	(1,324)
Goldman Sachs Bank USA	USD	49	IDR	755,633	07/23/2020	2,737
Goldman Sachs Bank USA	USD	44	IDR	624,500	07/23/2020	(809)
Goldman Sachs Bank USA	USD	137	INR	10,566	07/23/2020	2,676
Goldman Sachs Bank USA	BRL	63	USD	12	08/04/2020	364
Goldman Sachs Bank USA	USD	30	BRL	163	08/04/2020	(124)
Goldman Sachs Bank USA	CAD	2,121	USD	1,529	08/06/2020	(33,093)
Goldman Sachs Bank USA	MXN	39,121	USD	1,748	08/07/2020	54,737
Goldman Sachs Bank USA	KRW	129,147	USD	106	08/13/2020	(1,183)
Goldman Sachs Bank USA	MYR	133	USD	33	08/13/2020	1,428
Goldman Sachs Bank USA	USD	74	KRW	90,188	08/13/2020	1,073
HSBC Bank USA	COP	75,493	USD	20	07/15/2020	(83)
JPMorgan Chase Bank, NA	BRL	149	USD	27	07/02/2020	(190)
JPMorgan Chase Bank, NA	USD	28	BRL	149	07/02/2020	(623)
JPMorgan Chase Bank, NA	CLP	15,802	USD	19	07/15/2020	4
JPMorgan Chase Bank, NA	USD	17	COP	63,159	07/15/2020	(96)
JPMorgan Chase Bank, NA	IDR	150,732	USD	11	07/23/2020	218
JPMorgan Chase Bank, NA	IDR	557,324	USD	35	07/23/2020	(3,454)
JPMorgan Chase Bank, NA	INR	5,354	USD	70	07/23/2020	(466)
JPMorgan Chase Bank, NA	USD	50	IDR	770,931	07/23/2020	3,290
JPMorgan Chase Bank, NA	EUR	1,320	USD	1,484	08/06/2020	(847)
JPMorgan Chase Bank, NA	KRW	40,099	USD	33	08/13/2020	(75)
JPMorgan Chase Bank, NA	TWD	477	USD	16	08/20/2020	(96)
JPMorgan Chase Bank, NA	USD	8	TWD	237	08/20/2020	155
Morgan Stanley Capital Services LLC	BRL	273	USD	50	07/02/2020	19
Morgan Stanley Capital Services LLC	BRL	98,595	USD	18,005	07/02/2020	(125,482)
Morgan Stanley Capital Services LLC	USD	50	BRL	273	07/02/2020	348
Morgan Stanley Capital Services LLC	USD	18,137	BRL	98,595	07/02/2020	(7,004)
Morgan Stanley Capital Services LLC	RUB	455,122	USD	6,095	07/14/2020	(290,373)
Morgan Stanley Capital Services LLC	USD	41	RUB	3,038	07/14/2020	1,938
Morgan Stanley Capital Services LLC	IDR	413,472	USD	29	07/23/2020	605
Morgan Stanley Capital Services LLC	USD	903	IDR	13,660,662	07/23/2020	34,503
Morgan Stanley Capital Services LLC	BRL	98,595	USD	18,118	08/04/2020	18,808
Morgan Stanley Capital Services LLC	USD	50	BRL	273	08/04/2020	(52)
Morgan Stanley Capital Services LLC	EUR	36,598	USD	41,380	08/06/2020	229,183
Morgan Stanley Capital Services LLC	USD	2,648	EUR	2,337	08/06/2020	(20,182)
Morgan Stanley Capital Services LLC	USD	7,424	JPY	807,562	08/07/2020	58,501
Morgan Stanley Capital Services LLC	USD	9	KRW	11,068	08/13/2020	145
Royal Bank of Scotland PLC	USD	38	RUB	2,745	07/14/2020	604
Royal Bank of Scotland PLC	USD	26	RUB	1,797	07/14/2020	(411)
Royal Bank of Scotland PLC	COP	77,116	USD	21	07/15/2020	262
Royal Bank of Scotland PLC	COP	33,175,922	USD	8,348	07/15/2020	(469,838)
Royal Bank of Scotland PLC	IDR	334,455	USD	21	07/23/2020	(2,149)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	35	IDR	536,112	07/23/2020	$2,280
Royal Bank of Scotland PLC	USD	65	INR	5,010	07/23/2020	1,047
Royal Bank of Scotland PLC	USD	24	INR	1,823	07/23/2020	(90)
Royal Bank of Scotland PLC	KRW	45,741	USD	38	08/13/2020	(202)
Royal Bank of Scotland PLC	USD	8	TWD	220	08/20/2020	31
Standard Chartered Bank	BRL	93	USD	18	07/02/2020	731
Standard Chartered Bank	BRL	240	USD	44	07/02/2020	(305)
Standard Chartered Bank	USD	17	BRL	93	07/02/2020	118
Standard Chartered Bank	USD	46	BRL	240	07/02/2020	(1,477)
Standard Chartered Bank	RUB	3,827	USD	55	07/14/2020	1,484
Standard Chartered Bank	USD	16	RUB	1,133	07/14/2020	(10)
Standard Chartered Bank	INR	4,221	USD	55	07/23/2020	(391)
Standard Chartered Bank	USD	23	IDR	325,232	07/23/2020	(281)
Standard Chartered Bank	USD	44	INR	3,322	07/23/2020	250
Standard Chartered Bank	BRL	118	USD	23	08/04/2020	1,034
Standard Chartered Bank	KRW	23,812	USD	19	08/13/2020	(602)
Standard Chartered Bank	USD	15	KRW	17,888	08/13/2020	93
Standard Chartered Bank	USD	10	KRW	11,491	08/13/2020	(1)
Standard Chartered Bank	TWD	934	USD	32	08/20/2020	(453)
Standard Chartered Bank	USD	119	TWD	3,498	08/20/2020	1,032
UBS AG	BRL	135	USD	25	07/02/2020	(172)
UBS AG	USD	25	BRL	135	07/02/2020	(654)

						$(980,598)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	(5.00)%	Quarterly	4.78%	USD	12,062	$(64,953)	$(408,151)	$343,198
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)	Quarterly	4.88	USD	36,134	(143,561)	(1,385,708)	1,242,147
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	(5.00)	Quarterly	4.94	USD	15,753	(46,900)	(628,316)	581,416
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	(5.00)	Quarterly	3.64	EUR	12,729	(386,785)	(833,958)	447,173
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	2.53	USD	2,923	(208,306)	(224,849)	16,543

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00%	Quarterly	4.78%	USD	4	$24	$163	$(139)
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00	Quarterly	4.78	USD	12,062	64,953	442,655	(377,702)
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00	Quarterly	4.88	USD	36,134	143,561	1,398,345	(1,254,784)
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	5.00	Quarterly	4.94	USD	15,753	46,900	504,083	(457,183)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.21	USD	235,830	(1,589,249)	11,156,927	(12,746,176)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	11,119	(86,542)	(607,269)	520,727
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	4.64	USD	760	8,352	(66,515)	74,867
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	3.64	EUR	12,729	386,756	859,149	(472,393)
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.81	EUR	45,455	2,700,283	(594,685)	3,294,968
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2025*	1.00	Quarterly	3.04	USD	2,376	(222,380)	(313,290)	90,910

						$602,153	$9,298,581	$(8,696,428)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	293	$(147,685)	$(146,175)	$(1,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	454	(141,867)	(50,397)	(91,470)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,000	(2,518,833)	(768,578)	(1,750,255)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	2.08	EUR	310	20,253	13,883	6,370
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	258	(80,621)	(28,295)	(52,326)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	364	(113,774)	(42,156)	(71,618)
Goldman Sachs Bank USA
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	11.57	USD	700	(64,548)	(16,641)	(47,907)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	10.43	USD	270	(38,797)	12,070	(50,867)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	10.43	USD	300	(43,108)	20,988	(64,096)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	59	(29,739)	(29,396)	(343)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	59	(29,739)	(29,396)	(343)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,071	(1,043,157)	(301,323)	(741,834)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	2,929	$(1,475,677)	$(426,260)	$(1,049,417)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,000	(2,519,528)	(849,475)	(1,670,053)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,000	(2,518,833)	(811,144)	(1,707,689)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	10,000	(5,037,667)	(1,466,104)	(3,571,563)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	13,500	(6,800,850)	(1,976,581)	(4,824,269)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	133	(41,560)	(14,186)	(27,374)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	180	(56,262)	(15,937)	(40,325)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	360	(112,524)	(35,131)	(77,393)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	360	(112,524)	(32,465)	(80,059)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	371	(115,962)	(30,948)	(85,014)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	530	(165,616)	(56,122)	(109,494)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	719	(224,735)	(76,689)	(148,046)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,041	(325,295)	(110,969)	(214,326)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,158	(674,519)	(184,237)	(490,282)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.24	EUR	768	(120,772)	(153,139)	32,367

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00%	Quarterly	4.24%	EUR	722	$(113,539)	$(143,155)	$29,616
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	6,400	(1,999,360)	(761,528)	(1,237,832)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	12,000	(3,748,800)	(1,361,881)	(2,386,919)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	117	(58,973)	(57,053)	(1,920)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	364	(183,472)	(167,515)	(15,957)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	364	(183,472)	(154,799)	(28,673)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	364	(183,472)	(153,894)	(29,578)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	363	(182,968)	(152,568)	(30,400)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	363	(182,968)	(151,666)	(31,302)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,188	(371,230)	(123,295)	(247,935)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,272	(397,479)	(137,473)	(260,006)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	10,000	(3,124,000)	(109,375)	(3,014,625)

						$(35,263,672)	$(11,079,005)	$(24,184,667)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR 11,782	12/20/2020	$3,226,149

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at June 30, 2020
Barclays Capital, Inc.†	514	USD	0.00%	—	$512,364
Credit Suisse Securities (USA) LLC†	629	EUR	0.00%	—	697,407

					$1,209,771

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2020

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$1,209,771	$0	$0	$0	$1,209,771

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $502,552,699 or 49.6% of net assets.

(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.07% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc. 6.75%, 12/15/2023	12/09/2016	$763,429	$509,783	0.05%
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2018-12, Class PT 7.337%, 06/15/2043	06/26/2018	244,849	217,675	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2018-4, Class PT 7.619%, 05/15/2043	03/27/2018	$295,751	$269,922	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2018-7, Class PT 7.692%, 06/15/2043	04/25/2018	342,053	305,656	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2019-24, Class PT 8.22%, 08/15/2044	06/27/2019	409,658	364,609	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2019-36, Class PT 10.65%, 10/17/2044	09/04/2019	506,706	437,149	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust ISeries 2019-43, Class PT 4.784%, 11/15/2044	10/09/2019	374,757	343,254	0.03%
Consumer Loan Underlying Bond Credit TrustSeries 2018-3, Class PT 7.46%, 03/16/2043	03/07/2018	66,430	59,693	0.01%
Digicel Group 0.5 Ltd. 7.00%, 07/15/2020	11/28/2016	137,801	5,860	0.00%
Ecuador Government International Bond 7.875%, 01/23/2028	04/02/2020	410,700	566,210	0.06%
Ecuador Government International Bond 9.50%, 03/27/2030	04/07/2020	137,100	189,703	0.02%
Ecuador Government International Bond 10.75%, 01/31/2029	04/08/2020	54,660	83,000	0.01%
Ecuador Government International Bond 10.875%, 03/28/2022	08/02/2019	3,024,453	1,382,940	0.14%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/28/2019	3,525,661	358,320	0.04%
Exide Technologies (First Lien) 11.00%, 10/31/2024	04/30/2015	1,024,054	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,959,173	1,926,754	0.19%
JP Morgan Madison Avenue Securities TrustSeries 2015-CH1, Class M2 5.685%, 10/25/2025	09/18/2015	1,205,718	1,074,764	0.11%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017	1,069,015	2,778	0.00%
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022	01/31/2017	480,901	431	0.00%
Liberty Tire Recycling LLC 9.50%, 01/15/2023	01/03/2018	673,320	673,320	0.07%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013	2,295,760	0	0.00%
SoFi Consumer Loan Program LLCSeries 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	305,888	126,355	0.01%
SoFi Consumer Loan Program LLCSeries 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	1,107,300	270,000	0.03%
SoFi Consumer Loan Program LLCSeries 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,313,468	281,003	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
SoFi Consumer Loan Program TrustSeries 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	$1,569,021	$521,532	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	115,913	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	1,324,697	18,514	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 – 02/27/2014	2,401,854	40,900	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	143,778	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 – 06/09/2014	838,866	15,225	0.00%
Wells Fargo Credit Risk Transfer Securities TrustSeries 2015-WF1, Class 2M2 5.685%, 11/25/2025	09/28/2015	465,201	429,011	0.04%

(h)	Convertible security.
(i)	Defaulted.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	08/04/1942	$3,697,478	$25,828	0.00%
CHC Group LLC/CHC Finance Ltd.Series AI Zero Coupon, 10/01/2020	08/04/1942	2,959,958	442,232	0.04%
Mt. Logan Re Ltd.(Preference Shares)	12/30/2014	2,953,000	2,872,381	0.28%

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(n)	Inverse interest only security.
(o)	IO - Interest Only.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(t)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)	The rate shown represents the 7-day yield as of period end.

(y)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 58,994,838 and gross unrealized depreciation of investments was $ (163,624,289), resulting in net unrealized depreciation of $ (104,629,451).

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BADLAR – Argentina Deposit Rates Badlar Private Banks

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

65.3%	United States
4.6%	Brazil
2.5%	United Kingdom
1.5%	Mexico
1.4%	Canada
1.2%	France
1.2%	Colombia
1.2%	Netherlands
1.1%	Argentina
1.1%	Egypt
1.0%	Dominican Republic
1.0%	Cayman Islands
0.9%	Italy
15.2%	Other
0.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Costa Rica, Denmark, Ecuador, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Honduras, Hong Kong, Indonesia, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Mongolia, Morocco, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$341,877,102	$1,318,001	#	$343,195,103
Corporates - Investment Grade	-0-	173,866,785	-0-		173,866,785
Collateralized Mortgage Obligations	-0-	117,095,976	-0-		117,095,976
Emerging Markets - Sovereigns	-0-	102,713,303	-0-		102,713,303
Governments - Treasuries	-0-	78,216,121	-0-		78,216,121
Bank Loans	-0-	44,391,035	8,095,968		52,487,003
Emerging Markets - Corporate Bonds	-0-	32,987,979	24,374		33,012,353
Emerging Markets - Treasuries	-0-	19,496,974	-0-		19,496,974
Commercial Mortgage-Backed Securities	-0-	16,148,297	-0-		16,148,297
Collateralized Loan Obligations	-0-	13,533,956	-0-		13,533,956
Asset-Backed Securities	-0-	10,218,068	1,198,890		11,416,958
Quasi-Sovereigns	-0-	11,254,684	-0-		11,254,684
Common Stocks	3,173,284	113,756	5,359,186	#	8,646,226
Governments - Sovereign Bonds	-0-	5,718,143	-0-	#	5,718,143
Investment Companies	5,351,780	-0-	-0-		5,351,780
Local Governments - US Municipal Bonds	-0-	3,922,109	-0-		3,922,109
Preferred Stocks	2,480,557	-0-	1,240,545		3,721,102
Inflation-Linked Securities	-0-	2,515,529	-0-		2,515,529
Local Governments - Regional Bonds	-0-	208,129	-0-		208,129
Warrants	66,563	-0-	59,204	#	125,767
Whole Loan Trusts	-0-	-0-	90,451		90,451
Rights	-0-	-0-	8,845		8,845
Short-Term Investments:
Investment Companies	2,844,040	-0-	-0-		2,844,040
Time Deposits	-0-	2,782,613	-0-		2,782,613
Governments - Treasuries	-0-	2,748,156	-0-		2,748,156

Total Investments in Securities	13,916,224	979,808,715	17,395,464		1,011,120,403
Other Financial Instruments*:
Assets
Futures	1,156,859	-0-	-0-		1,156,859
Forward Currency Exchange Contracts	-0-	867,741	-0-		867,741
Centrally Cleared Credit Default Swaps	-0-	3,350,829	-0-		3,350,829
Credit Default Swaps	-0-	20,253	-0-		20,253
Total Return Swaps	-0-	3,226,149	-0-		3,226,149
Liabilities
Futures	(97,344)	-0-	-0-		(97,344)
Forward Currency Exchange Contracts	-0-	(1,848,339)	-0-		(1,848,339)
Centrally Cleared Credit Default Swaps	-0-	(2,748,676)	-0-		(2,748,676)
Credit Default Swaps	-0-	(35,283,925)	-0-		(35,283,925)
Reverse Repurchase Agreements	(1,209,771)	-0-	-0-		(1,209,771)

Total	$13,765,968	$947,392,747	$17,395,464		$978,554,179

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans		Emerging Markets - Corporate Bonds	Asset-Backed Securities
Balance as of 3/31/20	$2,724,178		$17,168,828	$18,514	$1,293,663
Accrued discounts/(premiums)	(20,947)		- 0 -	(90,896)	- 0 -
Realized gain (loss)	16,853		(50,288)	- 0 -	126,122
Change in unrealized appreciation/ depreciation	(1,432,615)		(10,621)	(42,027)	(35,080)
Purchases/Payups	30,532		719,400	138,783	- 0 -
Sales/Paydowns	- 0 -		(730,235)	- 0 -	(185,815)
Transfers into Level 3	- 0 -		1,070,979	- 0 -	- 0 -
Transfers out of Level 3	- 0 -		(10,072,095)	- 0 -	- 0 -

Balance as of 6/30/20	$1,318,001		$8,095,968	$24,374	$1,198,890

Net change in unrealized appreciation/depreciation from investments held as of 6/30/20	$(1,432,615)		$(117,808)	$(42,027)	$(35,080)

	Common Stocks#	Governments - Sovereign Bonds#		Preferred Stocks	Warrants#
Balance as of 3/31/20	$5,027,722	$	- 0 -	$955,220	$127,104
Accrued discounts/(premiums)	- 0 -		- 0 -	- 0 -	- 0 -
Realized gain (loss)	- 0 -		- 0 -	- 0 -	- 0 -
Change in unrealized appreciation/ depreciation	331,466		- 0 -	285,325	(67,900)
Purchases	1,209,055		- 0 -	- 0 -	- 0 -
Sales/Paydowns	(1,209,057)		- 0 -	- 0 -	- 0 -
Transfers into Level 3	- 0 -		- 0 -	- 0 -	- 0 -
Transfers out of Level 3	- 0 -		- 0 -	- 0 -	- 0 -

Balance as of 6/30/20	$5,359,186	$	- 0 -	$1,240,545	$59,204

Net change in unrealized appreciation/depreciation from investments held as of 6/30/20	$(877,591)	$	- 0 -	$285,325	$(67,900)

	Whole Loan Trusts	Rights		Short-Term Investments: Governments- Treasuries	Total
Balance as of 3/31/20	$112,600		$11,439	$978,639	$28,417,907
Accrued discounts/(premiums)	- 0 -		- 0 -	8,328	(103,515)
Realized gain (loss)	- 0 -		- 0 -	(51,710)	40,977
Change in unrealized appreciation/ depreciation	(17,193)		(2,594)	93,873	(897,366)
Purchases/Payups	- 0 -		- 0 -	- 0 -	2,097,770
Sales/Paydowns	(4,956)		- 0 -	(1,029,130)	(3,159,193)
Transfers into Level 3	- 0 -		- 0 -	- 0 -	1,070,979
Transfers out of Level 3	- 0 -		- 0 -	- 0 -	(10,072,095)

Balance as of 6/30/20	$90,451		$8,845	$ - 0 -	$17,395,464

Net change in unrealized appreciation/depreciation from investments held as of 6/30/20	$(17,193)		$(2,594)	$ - 0 -	$(2,307,483)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2020. Securities priced (i) by the third party vendors or (ii) by brokers, are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2020	Valuation Technique	Unobservable Input	Input
Common Stocks	$2,872,381	Market Approach	NAV Equivalent	$972.70
	$366,314	Market Approach	EBITDA* Projection	$61.4mm
			EBITDA* Multiples	6.8X
	$58,475	Market Approach	10% Haircut to Last Traded Price	$3.27
	$10,811	Market Approach	EBITDA* Projection	$400 mm
			EBITDA* Multiples	15.4X
	$1	Qualitative Assessment		$0.00
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,307,983

Corporates - Non-Investment Grade	$673,320	Qualitative Assessment	Par Value	$100.00
	$358,320	Residual Value Waterfall Analysis	Estimated Value Remaining	$50.6 Million
	$286,361	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$1,318,001

Preferred Stocks	$1,240,545	Market Approach	EBITDA* Projection	$400mm
			EBITDA* Multiples	15.4X
Whole Loan Trusts	$90,451	Recovery Analysis	Cumulative Loss	35%
Warrants	$59,204	Option Pricing Model	Exercise Price	2.03
Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in NAV Equivalent, Estimated Value Remaining, Exercise Price, Par Value, Last Traded Price, EBITDA projections and EBITDA Multiple and Collateral Value in isolation would be expected to result in a significant higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2020 is as follows:

Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$72,301	$82,206	$151,663	$2,844	$17